(Fidelity_Logo)(Registered Trademark)

Fidelity ® Advisor

Strategic Income
Fund - Institutional Class

Annual Report

December 31, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Some welcome news on the economic front inspired a stock market rally during the final quarter of 2001. Nonetheless, most major equity indexes still finished the year with negative returns. For investment-grade bonds, the situation was reversed. Their strong performance through the first three-quarters of 2001 was somewhat tamed late in the year as investors became more enthused about the prospects for growth in 2002.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Strategic Income Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. Initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.

Annual Report

Fidelity Advisor Strategic Income Fund - Institutional Class

Performance - continued

Cumulative Total Returns

Periods ended December 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - Inst CL	6.67%	31.94%	82.87%
Fidelity Strategic Income Composite	3.68%	28.08%	69.40%
JP EMBI Global	1.36%	42.59%	129.37%
LB Government Bond	7.23%	42.92%	74.56%
ML High Yield Master II	4.48%	18.50%	59.13%
SSBSM Non-US Group of 7 Index- Equally Weighted Unhedged	-4.45%	2.58%	22.19%
Multi-Sector Income Funds Average	3.64%	17.73%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally, you can also compare the Institutional Class' returns to the performance of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global, the Lehman Brothers® Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Smith Barney® Non-U.S. Group of 7 Index-Equally Weighted Unhedged, weighted according to the fund's neutral mix.** To measure how Institutional Class' performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 122 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

** 40% high yield, 30% U.S. government and investment-grade, 15% emerging markets, and 15% foreign developed markets

Annual Report

Average Annual Total Returns

Periods ended December 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - Inst CL	6.67%	5.70%	8.79%
Fidelity Strategic Income Composite	3.68%	5.07%	7.63%

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.3

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Annual Report

Fidelity Advisor Strategic Income Fund - Institutional Class

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Strategic Income Fund - Institutional Class on October 31, 1994, when the fund started. As the chart shows, by December 31, 2001, the value of the investment would have grown to $18,287 - an 82.87% increase on the initial investment. For comparison, look at how the Fidelity Strategic Income Composite Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,940 - a 69.40% increase. You can also look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,913 - a 59.13% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Annual Report

Total Return Components

	Years ended December 31,
	2001	2000	1999	1998	1997
Dividend returns	6.77%	7.08%	7.10%	6.68%	7.33%
Capital returns	-0.10%	-3.32%	-0.75%	-4.19%	2.03%
Total returns	6.67%	3.76%	6.35%	2.49%	9.36%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended December 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	6.39¢	33.65¢	67.64¢
Annualized dividend rate	7.37%	6.53%	6.56%
30-day annualized yield	6.74%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $10.21 over the past one month, $10.23 over the past six months, and $10.30 over the past one year, you can compare the class' income over these three periods. The past one month dividends per share include additional nonrecurring distributions required by federal tax regulations. These distributions may not be reflected in future monthly dividends. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

It was a challenging year for foreign developed-nation bonds, as the Salomon Smith Barney® Non-U.S. Dollar World Government Bond Index - a market-value-weighted index designed to represent the performance of 16 world government bond markets, excluding the United States - declined 3.54% for the 12-month period ending December 31, 2001. A slowing economy and eventual recession in the United States, exacerbated by the September 11 terrorist attacks, contributed to slower economic growth worldwide. The continued strength of the U.S. dollar also muted international bond performance on a relative basis. In emerging markets, every country but one in the J.P. Morgan Emerging Markets Bond Index Global had a positive return, but the benchmark gained only 1.36% due to a host of problems in Argentina, one of the index's largest components on average during the year. Plagued by its long-running economic recession, a potential currency devaluation and rising debt obligations, Argentina's president resigned and the government was forced into default. On a more positive note, high-yield debt rebounded in the fourth quarter of 2001, posting its best quarterly performance since the second quarter of 1995. Health care and energy were among the best-performing high-yield sectors. Meanwhile, U.S. government bonds also had a solid 12 months, as the Lehman Brothers® Government Bond Index - a benchmark for U.S. government securities with maturities of one year or more - advanced 7.23%.

(Portfolio Manager photograph)
An interview with William Eigen, Lead Portfolio Manager of Fidelity Advisor Strategic Income Fund

Q. How did the fund perform, Bill?

A. The fund performed well on both an absolute and relative basis. For the 12 months ending December 31, 2001, the fund's Institutional Class shares returned 6.67%. The Fidelity Strategic Income Composite Index returned 3.68%, while the multi-sector income funds average, as tracked by Lipper Inc., returned 3.64% for the same time period.

Q. How did the fund achieve its outperformance of the index and its peer group average?

A. There were two factors that led to the outperformance. First, three out of the fund's four subportfolios outperformed their respective benchmarks. Second, we received an additional benefit from small asset allocation shifts made in the second half of the year, which I discuss later in the report.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What factors influenced performance in the U.S. government bond subportfolio?

A. This subportfolio - managed by Kevin Grant - acts as the liquidity "anchor" for the fund. It was invested in high-quality U.S. government securities throughout the year, which posted solid returns. However, it did modestly underperform its benchmark. Nearly all of the underperformance can be accounted for by cash held in the subportfolio and extreme liquidity-driven flows into and out of the portfolio, which had the effect of shortening duration - or sensitivity to interest rate movements - during a period when rates fell and returns surged.

Q. How did the high-yield subportfolio achieve its outperformance?

A. The high-yield component of the fund - managed by Mark Notkin - was the largest contributor to performance, driven in large part by favorable sector and security selection. In particular, the fund's lack of exposure to some of the index's biggest detractors in telecommunications and technology proved beneficial. The subportfolio benefited from its exposure to several top performers. Voice-Stream, a national wireless operator, added value as Deutsche Telecom followed through on its buyout offer. Securities of Telemundo Communications Group, a Spanish-language television network, surged after its purchase by General Electric was announced. EchoStar, a provider of direct broadcast satellite services, benefited as a result of increased subscribers, higher revenues and improved gross margins. Performance was dampened somewhat by digital wireless provider Nextel Communications, which declined along with the market, and by SpectraSite Holdings, a wireless communications tower operator, which suffered as investor attitudes toward highly levered companies waned.

Q. What about the non-U.S. developed country subportfolio?

A. Although it posted a negative return for the one-year period, the subportfolio - managed by Ian Spreadbury - outperformed its benchmark. The bulk of the subportfolio was invested in Germany and the United Kingdom. The continued evolution and broader acceptance of the euro sparked a bit of a rally in these markets relative to the U.S. dollar during the fourth quarter, which added some value. We also benefited from strong exposure to high-quality government and corporate issues, which performed well in a rather stagnant economic environment. Ian maintained an underweighted position in Japan as its economy remained firmly in recession and interest rates stayed at low levels. In Canada, Ian held a neutral position and invested primarily in government issues.

Q. How did the emerging-markets debt subportfolio outperform its benchmark?

A. The subportfolio - managed by John Carlson - contributed to the fund's performance largely as a result of positive country selection. John's underweighted position in Argentina was a key contributor as the country's political and economic woes escalated during the year, culminating in a change in leadership and debt default in the fourth quarter. Favorable positioning in Russia also added to performance as it continued to implement structural reforms, build up international reserves and move closer to a resolution on Soviet-era debt. The country further benefited from increased oil exports as it ramped up production and increased market share. The subportfolio had little to no exposure in South Korea, Malaysia and China, which detracted from performance. These investment-grade securities benefited from strong demand as the interest rates on U.S. Treasuries fell and investors sought out high-quality credits.

Annual Report

Q. What was your investment strategy as lead manager?

A. In terms of asset allocation between the subportfolios, I was fairly conservative through the late summer. I kept high-yield at a modest underweight, while slightly overweighting U.S. government bonds and developed-markets securities. I also kept emerging markets at an underweight late in the year since I was concerned about the situation in Argentina and possible carry-over effects to other markets. Another successful strategy was overweighting the developed-markets subportfolio in late summer - just as the U.S. dollar's strength against the yen and euro was about to correct - after which I brought the subportfolio to a neutral weighting. In addition, I began overweighting high-yield bonds at the expense of U.S. government securities in late September. This boosted our performance since high-yield prices firmed and market activity picked up toward the end of the year.

Q. Bill, what's your outlook?

A. I'm constructive on the high-yield market and continued to overweight that subportfolio as the period ended. I think fundamentals in this market are showing signs of improving - a trend that could hasten if domestic economic growth picks up from here. By contrast, I've underweighted the U.S. government subportfolio relative to the benchmark since I think the worst of the economic contraction is probably behind us, and the sector's outperformance during the past two years seems poised to change. I've also underweighted the non-U.S. developed country subportfolio. Despite the continued global economic slump, which could lead to rising bond prices abroad, any positive local market returns could be reduced by the persistent strength of the U.S. dollar. Lastly, I've underweighted the emerging-markets subportfolio. Given the rather extreme situation in Argentina and uncertainties unfolding in Latin America, I'm content to sit on the sidelines and wait for tangible signs of improvement in fundamentals and valuations prior to building positions.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fund Talk: The Manager's Overview - continued

Note to shareholders: During the period, the developed-country debt portion of the Fidelity Strategic Income Composite Index changed from the Salomon Smith Barney Non-U.S. World Government Bond Index to the Salomon Smith Barney Non-U.S. Group of 7 Index Equally Weighted Unhedged.

Fund Facts

Goal: a high level of current income by investing primarily in debt securities; as a secondary objective, the fund may seek capital appreciation

Start date: October 31, 1994

Size: as of December 31, 2001, more than $469 million

Manager: William Eigen, since June 2001; director, Fidelity Asset Allocation Fund Group, 1997-2001; director, Fidelity Fixed-Income and Asset Allocation Fund Analysis Group, 1994-1997; joined Fidelity in 1994

3

Bill Eigen talks about diversification and the Fidelity Advisor Strategic Income fund:

"Many investors consider their portfolios well-diversified if they allocate between equity funds with different risk characteristics and a fixed-income fund - in most cases a U.S. government fund or investment-grade bond fund. While I believe that is a reasonable investment strategy, I think there is an additional risk to consider. Traditional fixed-income funds are generally concentrated in only one area of the market. Like equities, different fixed-income asset classes offer widely varying risk/return characteristics. I think the diversification offered within Advisor Strategic Income takes advantage of all aspects of the fixed-income markets - including emerging markets, high yield, non-U.S. developed markets and U.S. government securities.

"The benefit of this type of diversification is that if one sector of the fund is experiencing negative returns, it could be offset by another sector that is performing well. The end result is a portfolio that provides competitive returns over time within a controlled volatility framework. The historical returns of the fund illustrate this concept well.

"My goal, as the lead manager, is to attempt to provide investors with as much exposure to positive absolute returns as possible. I plan to minimize underperforming assets and maximize those assets performing well by continually monitoring and adjusting the fund's investment allocations among the subportfolios. It is my belief that the diversification offered by the fund works in the best interest of investors."

Annual Report

Investment Changes

Top Five Holdings as of December 31, 2001
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.7	18.9
Germany Federal Republic	4.0	5.6
Freddie Mac	3.0	2.8
Canadian Government	2.7	2.6
Russian Federation	2.6	2.5
	30.0
Top Five Market Sectors as of December 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	17.2	16.0
Telecommunication Services	5.6	7.5
Financials	4.6	4.5
Health Care	3.7	2.7
Industrials	3.1	2.7
Quality Diversification as of December 31, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	37.4	43.7
Baa	7.5	5.5
Ba	15.9	9.5
B	25.8	29.7
Caa, Ca, C	3.4	4.8
Not Rated	0.8	0.8

Table excludes short-term investments. Where Moody's ratings are not available, we have used
S&P® ratings. Unrated debt securities that are equivalent to Ba and below at December 31, 2001 and June 30, 2001 account for 0.8% and 0.8% respectively of the fund's investments.

Asset Allocation (% of fund's net assets)
As of December 31, 2001 *		As of June 30, 2001 **
	Corporate Bonds 43.5%		Corporate Bonds 38.8%
	U.S. Government and Government Agency Obligations 25.1%		U.S. Government and Government Agency Obligations 28.8%
	Foreign Government & Government Agency Obligations 22.2%		Foreign Government & Government Agency Obligations 25.5%
	Stocks 2.1%		Stocks 2.2%
	Other Investments 1.0%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets 6.1%		Short-Term Investments and Net Other Assets 4.3%
* Foreign investments	29.4%	** Foreign investments	30.5%

Annual Report

Investments December 31, 2001

Showing Percentage of Net Assets

Corporate Bonds - 43.5%
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Convertible Bonds - 1.8%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.5%
EchoStar Communications Corp.:
4.875% 1/1/07 (h)	Caa1		$ 600,000	$ 534,750
4.875% 1/1/07	Caa1		1,755,000	1,564,144
				2,098,894
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.6%
Renal Treatment Centers, Inc. 5.625% 7/15/06	B2		1,280,000	1,394,406
Total Renal Care Holdings 7% 5/15/09	B2		1,545,000	1,573,969
				2,968,375
INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Instruments - 0.6%
Celestica, Inc. liquid yield option note 0% 8/1/20	Ba2		2,180,000	926,064
Sanmina-SCI Corp. 0% 9/12/20	Ba3		4,670,000	1,733,504
				2,659,568
Semiconductor Equipment & Products - 0.0%
Transwitch Corp. 4.5% 9/12/05	B2		365,000	204,838
TOTAL INFORMATION TECHNOLOGY				2,864,406
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc.:
5.25% 1/15/10	B1		268,000	161,818
6% 6/1/11 (h)	B1		237,000	175,824
6% 6/1/11	B1		115,000	84,813
				422,455
TOTAL CONVERTIBLE BONDS				8,354,130
Nonconvertible Bonds - 41.7%
CONSUMER DISCRETIONARY - 16.1%
Auto Components - 0.3%
Arvin Industries, Inc. 6.75% 3/15/08	Baa3		260,000	226,200
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Lear Corp.:
7.96% 5/15/05	Ba1		$ 760,000	$ 771,400
8.11% 5/15/09	Ba1		550,000	555,500
				1,553,100
Automobiles - 0.1%
Kia Motors Corp. 9.375% 7/11/06 (h)	Ba3		315,000	329,175
Hotels, Restaurants & Leisure - 5.1%
AFC Enterprises, Inc. 10.25% 5/15/07	B2		260,000	273,000
Argosy Gaming Co. 9% 9/1/11	B2		440,000	457,600
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B2		1,160,000	1,160,000
Domino's, Inc. 10.375% 1/15/09	B3		2,630,000	2,787,800
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2		1,705,000	1,773,200
HMH Properties, Inc.:
7.875% 8/1/05	Ba3		615,000	584,250
7.875% 8/1/08	Ba3		425,000	391,000
Horseshoe Gaming LLC:
8.625% 5/15/09	B2		3,100,000	3,239,500
9.375% 6/15/07	B2		890,000	947,850
International Game Technology 8.375% 5/15/09	Ba1		520,000	546,000
ITT Corp. 7.375% 11/15/15	Ba1		720,000	615,600
KSL Recreation Group, Inc. 10.25% 5/1/07	B2		320,000	294,400
Mandalay Resort Group 9.5% 8/1/08	Ba2		160,000	167,600
MGM Mirage, Inc. 8.5% 9/15/10	Baa3		295,000	300,900
Premier Parks, Inc.:
0% 4/1/08 (f)	B3		2,675,000	2,273,750
9.25% 4/1/06	B3		480,000	486,000
9.75% 6/15/07	B3		1,110,000	1,121,100
Station Casinos, Inc. 8.375% 2/15/08	Ba3		3,500,000	3,570,000
Sun International Hotels Ltd./Sun International North America, Inc. yankee:
8.625% 12/15/07	Ba3		645,000	606,300
9% 3/15/07	Ba3		320,000	307,200
Tricon Global Restaurants, Inc. 8.875% 4/15/11	Ba1		1,920,000	2,011,200
Wheeling Island Gaming, Inc. 10.125% 12/15/09 (h)	B3		190,000	192,850
				24,107,100
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 0.7%
Beazer Homes USA, Inc.:
8.625% 5/15/11	Ba2		$ 920,000	$ 948,750
8.875% 4/1/08	Ba2		125,000	129,219
Pulte Homes, Inc. 7.875% 8/1/11 (h)	Baa3		1,130,000	1,115,875
Ryland Group, Inc. 9.125% 6/15/11	Ba3		510,000	525,300
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind (m)	-		810,805	648,644
Sealy Mattress Co. 9.875% 12/15/07	B2		170,000	168,725
				3,536,513
Media - 9.1%
Adelphia Communications Corp.:
10.25% 11/1/06	B2		130,000	131,300
10.25% 6/15/11	B2		640,000	633,600
10.875% 10/1/10	B2		2,680,000	2,726,900
AMC Entertainment, Inc. 9.5% 2/1/11	Caa3		515,000	496,975
Callahan Nordrhein-Westfalen 0% 7/15/10 (f)	B3		420,000	96,600
Can West Media, Inc. 10.625% 5/15/11	B2		1,630,000	1,727,800
Century Communications Corp. 0% 1/15/08	B2		1,230,000	615,000
Chancellor Media Corp. 8% 11/1/08	Ba1		1,000,000	1,052,500
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (f)	B2		2,950,000	2,079,750
0% 4/1/11 (f)	B2		2,600,000	1,872,000
0% 5/15/11 (f)	B2		1,120,000	683,200
10% 4/1/09	B2		320,000	328,000
10% 5/15/11	B2		810,000	826,200
Cinemark USA, Inc. 9.625% 8/1/08	Caa2		545,000	517,750
CSC Holdings, Inc.:
7.625% 4/1/11	Ba1		4,880,000	4,806,800
9.875% 2/15/13	Ba2		500,000	537,500
9.875% 4/1/23	B1		630,000	653,625
10.5% 5/15/16	Ba2		420,000	457,800
Diamond Cable Communications PLC yankee 11.75% 12/15/05	Caa3		686,000	157,780
EchoStar DBS Corp. 9.375% 2/1/09	B1		3,470,000	3,574,100
Fox Family Worldwide, Inc. 0% 11/1/07 (f)	Baa1		1,920,000	1,910,400
Fox/Liberty Networks LLC/FLN Finance, Inc. 0% 8/15/07 (f)	Ba1		130,000	130,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 11.875% 9/15/07	B2		$ 801,000	$ 837,045
FrontierVision Holdings LP/FrontierVision Holdings Capital II Corp. 11.875% 9/15/07	B2		690,000	721,050
Grupo Televisa SA de CV 8% 9/13/11 (h)	Baa3		165,000	165,000
International Cabletel, Inc. 11.5% 2/1/06	Caa2		1,490,000	476,800
Lamar Media Corp.:
8.625% 9/15/07	B1		50,000	52,250
9.25% 8/15/07	B1		840,000	869,400
9.625% 12/1/06	Ba3		310,000	324,725
Livent, Inc. yankee 9.375% 10/15/04 (d)	-		300,000	45,000
Nextmedia Operating, Inc. 10.75% 7/1/11 (h)	B3		840,000	865,200
Pegasus Communications Corp. 12.5% 8/1/07	B3		1,010,000	949,400
Quebecor Media, Inc. 11.125% 7/15/11	B2		20,000	21,200
Radio One, Inc. 8.875% 7/1/11	B3		3,290,000	3,421,600
Susquehanna Media Co. 8.5% 5/15/09	B1		90,000	91,800
Telemundo Holdings, Inc. 0% 8/15/08 (f)	B3		3,895,000	3,661,300
TV Azteca SA de CV:
euro 10.5% 2/15/07 (Reg. S)	Ba3		95,000	92,388
yankee 10.5% 2/15/07	B1		130,000	126,425
Von Hoffman Corp. 13.5% 5/15/09 pay-in-kind (h)	-		900,350	720,280
Yell Finance BV:
0% 8/1/11 (f)	B2		2,220,000	1,309,800
10.75% 8/1/11	B2		1,480,000	1,583,600
				42,349,843
Multiline Retail - 0.6%
JCPenney Co., Inc.:
6% 5/1/06	Ba2		170,000	151,300
6.125% 11/15/03	Ba2		50,000	48,500
6.9% 8/15/26	Ba2		905,000	886,900
7.375% 6/15/04	Ba2		265,000	257,050
7.375% 8/15/08	Ba2		55,000	53,075
7.4% 4/1/37	Ba2		1,225,000	1,194,375
7.6% 4/1/07	Ba2		55,000	53,900
7.95% 4/1/17	Ba2		85,000	75,225
				2,720,325
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles & Apparel - 0.2%
St. John Knits International, Inc. 12.5% 7/1/09	B3		$ 75,000	$ 74,625
The William Carter Co. 10.875% 8/15/11 (h)	B3		810,000	854,550
				929,175
TOTAL CONSUMER DISCRETIONARY				75,525,231
CONSUMER STAPLES - 1.7%
Beverages - 0.1%
Cott Beverages, Inc. 8% 12/15/11 (h)	B2		450,000	441,000
Cott Corp. yankee 8.5% 5/1/07	-		170,000	174,250
				615,250
Food & Drug Retailing - 0.7%
Great Atlantic & Pacific Tea, Inc. 7.75% 4/15/07	B2		400,000	382,000
Rite Aid Corp.:
6% 10/1/03 (h)(j)	Caa2		130,000	122,525
6.125% 12/15/08 (h)	Caa2		545,000	389,675
6.875% 8/15/13	Caa2		335,000	244,550
7.125% 1/15/07	Caa2		260,000	218,400
7.625% 4/15/05	Caa2		726,000	631,620
11.25% 7/1/08	Caa2		1,320,000	1,254,000
				3,242,770
Food Products - 0.4%
Dean Foods Co.:
6.625% 5/15/09	Baa2		90,000	81,000
8.15% 8/1/07	Baa2		210,000	205,800
Del Monte Corp. 9.25% 5/15/11	B3		1,185,000	1,232,400
Gruma SA de CV yankee 7.625% 10/15/07	Ba2		140,000	132,300
Mastellone Hermanos SA yankee 11.75% 4/1/08	Ca		160,000	48,000
Smithfield Foods, Inc. 8% 10/15/09 (h)	Ba2		190,000	192,850
				1,892,350
Personal Products - 0.5%
Playtex Products, Inc. 9.375% 6/1/11	B2		885,000	933,675
Revlon Consumer Products Corp.:
8.125% 2/1/06	Caa3		580,000	385,700
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - continued
Revlon Consumer Products Corp.: - continued
9% 11/1/06	Caa3		$ 650,000	$ 435,500
12% 12/1/05 (h)	Caa1		610,000	603,900
				2,358,775
TOTAL CONSUMER STAPLES				8,109,145
ENERGY - 2.6%
Energy Equipment & Services - 0.4%
Lone Star Technologies, Inc. 9% 6/1/11	B2		450,000	371,250
Petroliam Nasional BHD (Petronas) 7.125% 10/18/06 (Reg. S)	Baa2		270,000	283,365
R&B Falcon Corp. 9.5% 12/15/08	Baa3		1,020,000	1,167,900
				1,822,515
Oil & Gas - 2.2%
Chesapeake Energy Corp.:
7.875% 3/15/04	B1		1,000,000	1,005,000
8.125% 4/1/11	B1		2,880,000	2,779,200
8.5% 3/15/12	B1		390,000	383,175
Cross Timbers Oil Co.:
8.75% 11/1/09	Ba3		665,000	699,913
9.25% 4/1/07	Ba3		345,000	363,975
Forest Oil Corp. 8% 12/15/11 (h)	Ba3		480,000	480,000
Pemex Project Funding Master Trust 8% 11/15/11 (h)	Baa2		320,000	320,800
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2		150,000	138,000
10% 11/1/08 (h)	Ba3		620,000	651,000
Petroleos Mexicanos 9.25% 3/30/18	Baa2		175,000	182,000
Plains Resources, Inc.:
Series B, 10.25% 3/15/06	B2		1,180,000	1,203,600
Series D, 10.25% 3/15/06	B2		1,260,000	1,285,200
Westport Resources Corp. 8.25% 11/1/11 (h)	Ba3		810,000	822,150
				10,314,013
TOTAL ENERGY				12,136,528
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - 4.6%
Banks - 1.3%
Banco Nacional de Comercio Exterior SNC 11.25% 5/30/06	Baa3		$ 115,000	$ 133,113
Banco Nacional de Desenvolvimento Economico e Social:
11.25% 9/20/05 (h)	B1		10,000	10,025
11.25% 9/20/05 (Reg. S)	B1		285,000	285,713
12.207% 6/16/08 (j)	B1		1,185,000	1,087,238
Bangkok Bank Ltd. PCL 9.025% 3/15/29 (h)	Ba2		85,000	70,125
Hanvit Bank:
12.75% 3/1/10 (h)(j)	Ba2		85,000	94,563
12.75% 3/1/10 (Reg. S) (j)	Ba2		670,000	745,375
Korea Development Bank 5.25% 11/16/06	Baa2		355,000	346,942
Kreditanstalt Fuer Wiederaufbau 3.75% 11/26/04	Aaa	EUR	3,700,000	3,274,729
				6,047,823
Diversified Financials - 2.1%
American Airlines pass thru trust 7.8% 4/1/08 (h)	Baa2		810,000	785,700
APP International Finance (Mauritius) Ltd.:
0% 7/5/03 (d)(h)	Ca		820,000	57,400
0% 7/5/03 (Reg. S) (d)	Ca		265,000	18,550
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp.:
8.875% 2/15/08	Ba3		30,000	31,125
8.875% 2/15/08 (h)	Ba3		1,360,000	1,411,000
ComEd Financing II 8.5% 1/15/27	Baa3		985,000	955,450
Companhia Petrolifera Marlim: 12.25% 9/26/08 (Reg. S)	B1		235,000	237,350
12.25% 9/26/08 (h)	B1		270,000	272,700
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3		625,000	675,000
Hollinger Participation Trust 12.125% 11/15/10 pay-in-kind (h)	B3		870,000	730,800
KFW International Finance, Inc. euro:
1% 12/20/04	Aaa	JPY	50,000,000	388,471
1.75% 3/23/10	Aaa	JPY	100,000,000	805,423
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II 10.5% 6/15/09 (h)	B1		$ 450,000	$ 452,250
Pemex Project Funding Master Trust:
8.5% 2/15/08	Baa2		300,000	312,000
9.125% 10/13/10	Baa2		300,000	318,000
PTC International Finance BV yankee 0% 7/1/07 (f)	B2		1,375,000	1,210,000
PTC International Finance II SA yankee 11.25% 12/1/09	B2		945,000	954,450
Sealed Air Finance euro 5.625% 7/19/06	Baa3	EUR	500,000	389,472
				10,005,141
Real Estate - 1.2%
LNR Property Corp. 10.5% 1/15/09	Ba3		1,975,000	2,014,500
Meditrust Corp. 7.82% 9/10/26	Ba3		825,000	812,625
Senior Housing Properties Trust 8.625% 1/15/12	Ba2		1,010,000	1,020,100
WCI Communities, Inc. 10.625% 2/15/11	B1		1,835,000	1,890,050
				5,737,275
TOTAL FINANCIALS				21,790,239
HEALTH CARE - 2.6%
Health Care Equipment & Supplies - 0.3%
ALARIS Medical, Inc.:
0% 8/1/08 (f)	Caa2		490,000	289,100
9.75% 12/1/06	Caa1		740,000	697,450
11.625% 12/1/06 (h)	B2		350,000	378,000
Boston Scientific Corp. 6.625% 3/15/05	Baa2		250,000	253,750
				1,618,300
Health Care Providers & Services - 2.3%
Alderwoods Group, Inc.:
11% 1/2/07	-		150,000	151,125
12.25% 1/2/09	-		100,000	108,000
Columbia/HCA Healthcare Corp. 7.15% 3/30/04	Ba1		260,000	263,575
DaVita, Inc. 9.25% 4/15/11	B2		1,430,000	1,515,800
Express Scripts, Inc. 9.625% 6/15/09	Ba2		630,000	696,150
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Fountain View, Inc. 11.25% 4/15/08 (d)	-		$ 200,000	$ 102,000
HealthSouth Corp.:
8.375% 10/1/11 (h)	Ba1		720,000	735,300
8.5% 2/1/08	Ba1		270,000	278,100
10.75% 10/1/08	Ba2		330,000	360,113
Service Corp. International (SCI):
6.3% 3/15/03	B1		360,000	345,600
7.2% 6/1/06	B1		280,000	257,600
Stewart Enterprises, Inc. 10.75% 7/1/08	B2		760,000	832,200
Tenet Healthcare Corp. 8.125% 12/1/08	Ba1		1,535,000	1,634,775
Triad Hospitals, Inc. 8.75% 5/1/09	B1		1,905,000	1,981,200
Unilab Corp. 12.75% 10/1/09	B3		1,330,000	1,542,800
				10,804,338
TOTAL HEALTH CARE				12,422,638
INDUSTRIALS - 3.1%
Aerospace & Defense - 0.4%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2		2,020,000	2,090,700
Airlines - 0.0%
Delta Air Lines, Inc. pass thru trust certificate 7.92% 5/18/12	A3		160,000	150,397
Commercial Services & Supplies - 1.5%
Allied Waste North America, Inc.:
7.625% 1/1/06	Ba3		1,010,000	979,700
8.5% 12/1/08 (h)	Ba3		750,000	750,000
American Color Graphics, Inc. 12.75% 8/1/05	Caa1		720,000	676,800
Browning-Ferris Industries, Inc.:
7.4% 9/15/35	Ba3		1,640,000	1,279,200
9.25% 5/1/21	Ba3		1,400,000	1,288,000
Iron Mountain, Inc.:
8.25% 7/1/11	B2		535,000	548,375
8.625% 4/1/13	B2		505,000	523,938
8.75% 9/30/09	B2		130,000	133,900
Pierce Leahy Command Co. yankee 8.125% 5/15/08	B2		195,000	199,875
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Pierce Leahy Corp. 9.125% 7/15/07	B2		$ 270,000	$ 281,475
World Color Press, Inc. 7.75% 2/15/09	Baa2		180,000	180,000
				6,841,263
Marine - 0.6%
Teekay Shipping Corp.:
8.875% 7/15/11 (h)	Ba2		740,000	758,500
8.875% 7/15/11	Ba2		1,530,000	1,568,250
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03	Ba3		150,000	123,750
10.25% 11/15/06	Ba3		150,000	113,250
				2,563,750
Road & Rail - 0.6%
Kansas City Southern Railway Co. 9.5% 10/1/08	Ba2		40,000	43,600
TFM SA de CV yankee:
0% 6/15/09 (f)	B1		2,330,000	2,085,350
10.25% 6/15/07	B1		580,000	542,300
				2,671,250
TOTAL INDUSTRIALS				14,317,360
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.6%
Crown Castle International Corp.:
9.375% 8/1/11	B3		760,000	697,300
10.75% 8/1/11	B3		740,000	725,200
SBA Communications Corp. 10.25% 2/1/09	B3		510,000	438,600
SpectraSite Holdings, Inc.:
0% 4/15/09 (f)	B3		440,000	123,200
0% 3/15/10 (f)	B3		3,380,000	743,600
12.5% 11/15/10	B3		330,000	168,300
				2,896,200
Electronic Equipment & Instruments - 0.2%
Flextronics International Ltd. yankee 9.875% 7/1/10	Ba2		720,000	759,600
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - 0.2%
Fairchild Semiconductor Corp.:
10.125% 3/15/07	B2		$ 700,000	$ 724,500
10.375% 10/1/07	B2		60,000	62,700
10.5% 2/1/09	B2		300,000	316,500
				1,103,700
TOTAL INFORMATION TECHNOLOGY				4,759,500
MATERIALS - 2.7%
Chemicals - 0.3%
Compass Minerals Group, Inc. 10% 8/15/11 (h)	B3		200,000	209,000
Huntsman Corp. 9.5% 7/1/07 (d)(h)	Ca		590,000	106,200
Huntsman ICI Chemicals LLC 10.125% 7/1/09	B2		780,000	725,400
OM Group, Inc. 9.25% 12/15/11 (h)	B3		250,000	252,500
				1,293,100
Containers & Packaging - 1.1%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11	B2		660,000	699,600
Owens-Illinois, Inc.:
7.15% 5/15/05	B3		410,000	385,400
7.35% 5/15/08	B3		170,000	152,150
7.5% 5/15/10	B3		170,000	149,600
7.8% 5/15/18	B3		70,000	57,750
7.85% 5/15/04	B3		700,000	679,000
8.1% 5/15/07	B3		340,000	306,000
Packaging Corp. of America 9.625% 4/1/09	Ba2		1,705,000	1,849,925
Riverwood International Corp. 10.625% 8/1/07	B3		645,000	670,800
				4,950,225
Metals & Mining - 1.0%
Century Aluminum Co. 11.75% 4/15/08	Ba3		65,000	67,275
Freeport-McMoRan Copper & Gold, Inc.:
7.2% 11/15/26	B3		1,140,000	1,011,750
7.5% 11/15/06	B3		220,000	159,500
Luscar Coal Ltd. 9.75% 10/15/11 (h)	Ba3		300,000	310,500
P&L Coal Holdings Corp.:
8.875% 5/15/08	Ba3		251,000	267,315
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
P&L Coal Holdings Corp.: - continued
9.625% 5/15/08	B1		$ 105,000	$ 112,613
Phelps Dodge Corp. 8.75% 6/1/11	Baa3		2,765,000	2,668,225
				4,597,178
Paper & Forest Products - 0.3%
APP China Group Ltd.:
14% 3/15/10 (d)(h)	Ca		370,000	49,950
14% 3/15/10 (Reg. S) (d)	Ca		440,000	59,400
Indah Kiat Finance Mauritius Ltd. 10% 7/1/07 (d)	Ca		255,000	48,450
Norske Skog Canada Ltd. 8.625% 6/15/11 (h)	Ba2		80,000	83,600
Stone Container Corp. 9.75% 2/1/11	B2		1,290,000	1,380,300
				1,621,700
TOTAL MATERIALS				12,462,203
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 1.1%
Alestra SA de RL de CV yankee 12.125% 5/15/06	B2		245,000	192,325
Comunicacion Celular SA 14.125% 3/1/05 (h)	B3		150,000	148,500
NTL Communications Corp.:
0% 10/1/08 (f)	B3		3,215,000	707,300
11.5% 10/1/08	B3		655,000	203,050
Philippine Long Distance Telephone Co.:
7.85% 3/6/07	Ba2		135,000	102,600
10.5% 4/15/09	Ba2		125,000	101,250
Telefonos de Mexico SA de CV 8.25% 1/26/06	Baa1		385,000	403,288
Tritel PCS, Inc.:
0% 5/15/09 (f)	B3		3,005,000	2,554,250
10.375% 1/15/11	B3		400,000	460,000
				4,872,563
Wireless Telecommunication Services - 3.5%
Echostar Broadband Corp. 10.375% 10/1/07	B1		4,535,000	4,716,400
Millicom International Cellular SA yankee 13.5% 6/1/06	Caa1		1,935,000	1,277,100
Nextel Communications, Inc.:
0% 9/15/07 (f)	B1		703,000	527,250
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc.: - continued
0% 10/31/07 (f)	B1		$ 850,000	$ 599,250
0% 2/15/08 (f)	B1		4,225,000	2,873,000
12% 11/1/08	B1		460,000	400,200
Occidente Y Caribe Celular SA yankee 14% 3/15/04	B3		140,000	137,900
Orange PLC yankee 9% 6/1/09	Baa1		1,895,000	2,027,650
PanAmSat Corp. 6% 1/15/03	Baa3		80,000	77,200
TeleCorp PCS, Inc. 0% 4/15/09 (f)	B3		305,000	266,875
VoiceStream Wireless Corp.:
0% 11/15/09 (f)	Baa1		3,366,000	2,869,515
10.375% 11/15/09	Baa1		704,000	795,520
				16,567,860
TOTAL TELECOMMUNICATION SERVICES				21,440,423
UTILITIES - 2.7%
Electric Utilities - 2.2%
AES Corp.:
7.375% 6/15/03	Ba1		430,000	408,500
8.5% 11/1/07	Ba2		1,000,000	800,000
8.75% 6/15/08	Ba1		130,000	114,400
9.375% 9/15/10	Ba1		1,725,000	1,509,375
9.5% 6/1/09	Ba1		1,595,000	1,403,600
CMS Energy Corp.:
7.5% 1/15/09	Ba3		1,220,000	1,146,800
8.375% 7/1/03	Ba3		635,000	628,650
9.875% 10/15/07	Ba3		660,000	686,400
Edison Mission Energy:
9.875% 4/15/11	Baa3		700,000	707,000
10% 8/15/08	Baa3		680,000	686,800
Mission Energy Co. 8.125% 6/15/02 (h)	Baa3		980,000	970,200
Mission Energy Holding Co. 13.5% 7/15/08	Ba2		530,000	583,000
Pacific Gas & Electric Co.:
6.75% 10/1/23	B3		230,000	220,800
7.05% 3/1/24	B3		115,000	108,675
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co.: - continued
7.875% 3/1/02	B3		$ 270,000	$ 264,600
Tenaga Nasional BHD 7.625% 4/1/11 (Reg. S)	Baa3		250,000	246,625
				10,485,425
Multi-Utilities - 0.5%
PG&E National Energy Group, Inc. 10.375% 5/16/11	Baa2		2,040,000	2,121,600
TOTAL UTILITIES				12,607,025
TOTAL NONCONVERTIBLE BONDS				195,570,292
TOTAL CORPORATE BONDS (Cost $208,814,636)				203,924,422
U.S. Government and Government Agency Obligations - 22.9%

U.S. Government Agency Obligations - 5.2%
Fannie Mae:
1.75% 3/26/08	Aaa		170,000,000	1,377,785
5.25% 6/15/06	Aaa		2,550,000	2,596,614
5.5% 5/2/06	Aa2		400,000	407,748
6.25% 2/1/11	Aa2		170,000	172,683
7.25% 1/15/10	Aaa		800,000	883,624
Federal Farm Credit Bank 6.66% 12/26/06	Aaa		1,000,000	1,074,690
Federal Home Loan Bank:
6.375% 11/14/03	Aaa		1,300,000	1,367,028
6.75% 4/5/04	Aaa		870,000	931,579
6.875% 8/15/03	Aaa		325,000	344,958
Freddie Mac:
5.875% 3/21/11	Aa2		4,590,000	4,536,205
7% 3/15/10	Aaa		5,752,000	6,258,866
7.375% 5/15/03	Aaa		2,975,000	3,162,336
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Class 1-B, 8.5% 4/1/06	Aaa		140,058	153,680
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
U.S. Government Agency Obligations - continued
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 2-E, 9.4% 5/15/02	Aaa		$ 4,079	$ 4,180
Class 3-T, 9.625% 5/15/02	Aaa		1,340	1,371
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1995-A, 6.28% 6/15/04	Aaa		600,000	626,746
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1997-A, 6.104% 7/15/03	Aaa		366,667	373,413
Private Export Funding Corp. secured 6.86% 4/30/04	Aaa		285,000	298,610
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				24,572,116
U.S. Treasury Obligations - 17.7%
U.S. Treasury Bonds:
6.625% 2/15/27	Aaa		500,000	555,935
8.75% 5/15/17	Aaa		8,940,000	11,744,925
8.875% 8/15/17	Aaa		9,625,000	12,786,235
9% 11/15/18	Aaa		2,630,000	3,559,547
11.25% 2/15/15	Aaa		1,200,000	1,841,064
U.S. Treasury Notes:
3.5% 11/15/06 (i)	Aaa		12,900,000	12,432,375
4.75% 11/15/08	Aaa		6,410,000	6,381,924
5.75% 11/30/02	Aaa		8,420,000	8,702,828
7% 7/15/06	Aaa		22,664,000	25,057,762
TOTAL U.S. TREASURY OBLIGATIONS				83,062,595
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $105,977,496)				107,634,711
U.S. Government Agency - Mortgage Securities - 2.2%

Fannie Mae - 1.3%
5.5% 5/1/11 to 6/1/14	Aaa		465,956	463,107
6% 8/1/13 to 1/1/26	Aaa		902,125	907,962
6.5% 5/1/08 to 6/1/31	Aaa		3,579,905	3,588,741
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Fannie Mae - continued
7% 9/1/25	Aaa		$ 222,721	$ 227,592
7.5% 1/1/28 to 5/1/28	Aaa		361,687	375,367
8% 7/1/26 to 12/1/27	Aaa		331,864	349,394
TOTAL FANNIE MAE				5,912,163
Freddie Mac - 0.0%
6% 12/1/07	Aaa		11,702	11,904
8.5% 3/1/20	Aaa		102,960	111,358
TOTAL FREDDIE MAC				123,262
Government National Mortgage Association - 0.9%
6% 1/15/09 to 5/15/09	Aaa		519,436	525,347
6.5% 4/15/26 to 5/15/26	Aaa		552,186	554,947
7% 9/15/25 to 10/15/28	Aaa		1,085,650	1,110,696
7% 1/1/32 (i)	Aaa		165,520	168,882
7.5% 2/15/22 to 8/15/28	Aaa		1,536,222	1,597,158
8% 9/15/26 to 12/15/26	Aaa		290,091	305,504
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION				4,262,534
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,041,233)				10,297,959
Foreign Government and Government Agency Obligations (k) - 22.2%

Arab Republic of Egypt:
7.625% 7/11/06	Ba1		175,000	181,125
8.75% 7/11/11 (Reg. S)	Ba1		185,000	180,375
Argentinian Republic:
BOCON 0% 4/1/07 (d)(j)	Ca		358,742	30,600
Brady:
floating rate bond 3.375% 3/31/05 (d)(j)	Ca		565,600	155,540
par L-GP 6% 3/31/23 (d)	Ca		1,315,000	565,450
Series BT07, 11.75% 5/21/03 (d)	Ca		205,000	61,500
Series BT08, 12.125% 5/21/05 (d)	Ca		190,000	60,800
7% 12/19/08 (d)(g)	Ca		1,425,000	384,750
9.75% 9/19/27 (d)	Ca		975,000	243,750
11.75% 6/15/15 (d)	Ca		114,000	30,210
12.375% 2/21/12 (d)	Ca		119,000	31,535
Bogota Distrito Capital 9.5% 12/12/06 (h)	BB		360,000	359,100
Foreign Government and Government Agency Obligations (k) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14	B1		$ 2,684,474	$ 2,063,689
debt conversion bond 5.5% 4/15/12 (j)	B1		2,775,000	1,973,719
par Z-L 6% 4/15/24	B1		801,000	546,683
8.875% 4/15/24	B1		3,095,000	2,058,175
11% 8/17/40	B1		2,040,000	1,570,800
11.25% 7/26/07	B1		745,000	710,544
12.75% 1/15/20	B1		320,000	293,200
14.5% 10/15/09	B1		775,000	827,313
Bulgarian Republic Brady:
discount A 4.5625% 7/28/24 (j)	B1		635,000	562,769
FLIRB A 4.5625% 7/28/12 (j)	B1		1,017,000	915,300
Canadian Government:
1.9% 3/23/09	Aa1	JPY	150,000,000	1,226,361
5.5% 6/1/10	Aa1	CAD	1,800,000	1,144,282
7% 12/1/06	Aa1	CAD	1,850,000	1,278,239
9% 6/1/25	Aa1	CAD	5,600,000	4,945,951
10% 5/1/02	Aa1	CAD	5,850,000	3,771,148
Central Bank of Nigeria:
Brady 6.25% 11/15/20	-		500,000	333,750
promissory note 5.092% 1/5/10	-		925,691	659,325
warrants 11/15/20 (a)(l)	-		500	0
Chilean Republic:
6.875% 4/28/09	Baa1		165,000	167,640
7.125% 1/11/12	Baa1		400,000	409,400
City of St. Petersburg Russia 9.5% 6/18/02 (Reg. S)	Caa1		235,000	239,113
Colombian Republic:
10% 1/23/12	Ba2		530,000	525,363
11.75% 2/25/20	Ba2		730,000	731,825
Dutch Government 5.5% 1/15/28	Aaa	EUR	1,500,000	1,345,985
Ecuador Republic:
5% 8/15/30 (g)(h)	Caa2		703,000	337,440
5% 8/15/30 (Reg. S) (g)	Caa2		1,740,000	835,200
12% 11/15/12 (h)	Caa2		394,000	292,545
12% 11/15/12 (Reg. S)	Caa2		1,100,000	816,750
French Government 5.25% 4/25/08	Aaa	EUR	5,500,000	5,044,505
Germany Federal Republic:
Series 134, 4.25% 2/18/05	Aaa	EUR	2,200,000	1,974,602
Series 138, 4.5% 8/18/06	Aaa	EUR	500,000	447,302
5% 8/19/05	Aaa	EUR	2,000,000	1,829,514
Foreign Government and Government Agency Obligations (k) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Germany Federal Republic: - continued
5% 2/17/06	Aaa	EUR	8,100,000	$ 7,398,409
5% 7/4/11	Aaa	EUR	2,500,000	2,228,929
5.25% 1/4/11	Aaa	EUR	2,850,000	2,589,776
5.5% 1/4/31	Aaa	EUR	1,675,000	1,513,248
6% 1/4/07	Aaa	EUR	450,000	428,635
Guatemalan Republic 10.25% 11/8/11 (h)	Ba2		300,000	317,250
Italian Republic:
3.75% 6/8/05	Aa3	JPY	460,000,000	3,901,563
6% 11/1/07	Aa3	EUR	1,000,000	949,268
6% 5/1/31	Aa3	EUR	625,000	592,847
Ivory Coast:
Brady:
FLIRB A 2% 3/29/18 (d)(g)	-	FRF	3,000,000	58,117
past due interest 2% 3/29/18 (Reg. S) (d)(j)	-		209,000	32,395
FLIRB 2% 3/30/18 (Reg. S) (d)(j)	-		490,000	72,275
Jamaican Government 11.75% 5/15/11 (h)	Ba3		155,000	160,038
Korean Republic 8.875% 4/15/08	Baa2		830,000	960,144
Malaysian Government 7.5% 7/15/11	Baa2		655,000	684,868
Oblast Nizhniy Novgorod 8.75% 4/3/05 (Reg. S)	Ca		194,338	157,414
Pakistani Republic:
10% 12/13/05 (h)	Caa1		95,000	83,600
10% 12/13/05 (Reg. S)	Caa1		95,000	83,600
Panamanian Republic:
8.875% 9/30/27	Ba1		270,000	248,400
9.625% 2/8/11	Ba1		315,000	321,300
euro Brady interest reduction bond 4.75% 7/17/14 (j)	Ba1		746,297	663,271
Peruvian Republic euro Brady FLIRB 4% 3/7/17 (j)	Ba3		580,000	411,800
Philippine Government:
8.875% 4/15/08	Ba1		290,000	290,000
9.875% 1/15/19	Ba1		1,250,000	1,190,625
10.625% 3/16/25	Ba1		1,480,000	1,454,100
Polish Government:
Brady par 3.75% 10/27/24 (g)	Baa1		230,000	167,900
0% 12/21/02	Baa1	PLN	780,000	178,932
12% 6/12/02	Baa1	PLN	850,000	214,082
Russian Federation:
5% 3/31/30 (g)(h)	Ba2		3,900,000	2,262,000
5% 3/31/30 (Reg. S) (g)	Ba2		4,260,000	2,470,800
Foreign Government and Government Agency Obligations (k) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Russian Federation: - continued
8.25% 3/31/10 (h)	Ba2		$ 552,789	$ 483,690
8.25% 3/31/10 (Reg. S)	Ba2		360,000	315,000
8.75% 7/24/05 (Reg. S)	Ba2		550,000	547,250
9% 3/25/04	Ba2	DEM	465,000	216,254
10% 6/26/07	Ba2		1,906,000	1,877,410
11% 7/24/18 (Reg. S)	Ba2		1,267,000	1,216,320
11.75% 6/10/03 (Reg. S)	Ba2		468,000	499,590
12.75% 6/24/28 (Reg. S)	Ba2		1,973,000	2,130,840
Russian Federation Ministry of Finance Series IV, 3% 5/14/03	B3		240,000	217,500
Turkish Republic:
11.75% 6/15/10	B1		543,000	533,498
11.875% 1/15/30	B1		1,425,000	1,385,813
12.375% 6/15/09	B1		320,000	324,000
Ukraine Government:
10% 3/15/07 (Reg. S)	Caa1	EUR	117,500	97,708
11% 3/15/07 (Reg. S)	Caa1		188,000	180,950
United Kingdom, Great Britain & Northern Ireland:
6.25% 11/25/10	Aaa	GBP	670,000	1,052,098
7.5% 12/7/06	Aaa	GBP	1,410,000	2,261,951
8% 12/7/15	Aaa	GBP	880,000	1,654,132
8.75% 8/25/17	Aaa	GBP	1,300,000	2,642,538
9.75% 8/27/02	Aaa	GBP	650,000	980,376
United Mexican States:
Brady:
par A 6.25% 12/31/19	Baa3		1,500,000	1,381,875
par B 6.25% 12/31/19	Baa3		710,000	654,088
value recovery rights 6/30/03 (l)	-		1,130,000	1,130
8.125% 12/30/19	Baa3		1,340,000	1,305,160
8.3% 8/15/31	Baa3		2,170,000	2,126,600
8.375% 1/14/11	Baa3		1,760,000	1,826,000
10.375% 2/17/09	Baa3		300,000	344,400
11.375% 9/15/16	Baa3		1,515,000	1,867,995
Venezuelan Republic:
oil recovery rights 4/15/20 (l)	-		4,510	0
9.25% 9/15/27	B2		1,520,000	957,600
Foreign Government and Government Agency Obligations (k) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Venezuelan Republic: - continued
euro Brady:
par W-A 6.75% 3/31/20	B2		$ 320,000	$ 233,600
par W-B 6.75% 3/31/20	B2		580,000	423,400
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $104,056,042)				103,987,519
Supranational Obligations - 0.8%

European Investment Bank euro:
0.875% 11/8/04	Aaa	JPY	100,000,000	774,037
6% 12/7/28	Aaa	GBP	300,000	485,722
6.25% 4/15/14	Aaa	GBP	750,000	1,186,676
International Bank for Reconstruction & Development 2% 2/18/08	Aaa	JPY	150,000,000	1,231,488
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $3,863,513)				3,677,923
Common Stocks - 0.0%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
NTL, Inc. warrants 10/14/08 (a)	1,586	16
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Source Media, Inc. (a)	1,676	44
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	230	81
warrants 1/15/07 (CV ratio .6) (a)	480	168
McCaw International Ltd. warrants 4/16/07 (a)(h)	1,753	0
Mpower Communications Corp. (h)	924	416
		665
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
Horizon PCS, Inc. warrants 10/1/10 (a)(h)	740	$ 29,600
Powertel, Inc. warrants 2/1/06 (a)	3,328	139,776
		169,376
TOTAL TELECOMMUNICATION SERVICES		170,041
TOTAL COMMON STOCKS (Cost $73,921)		170,101
Nonconvertible Preferred Stocks - 2.1%

CONSUMER DISCRETIONARY - 0.6%
Media - 0.6%
CSC Holdings, Inc.:
Series H, $11.75	5,183	557,173
Series M, $11.125	20,083	2,143,860
		2,701,033
FINANCIALS - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	240	228,420
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Fresenius Medical Care Capital Trust $90.00	1,010	1,043,583
Fresenius Medical Care Capital Trust II $78.75	1,260	1,281,223
		2,324,806
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Crown Castle International Corp. $127.50 pay-in-kind	447	321,840
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.4%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	2,881	1,872,650
Wireless Telecommunication Services - 0.5%
Dobson Communications Corp.:
$122.50 pay-in-kind	349	345,510
$130.00 pay-in-kind	203	200,970
Nonconvertible Preferred Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	2,445	$ 1,418,100
Series E, $111.25 pay-in-kind	1,281	614,880
		2,579,460
TOTAL TELECOMMUNICATION SERVICES		4,452,110
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $12,842,553)		10,028,209
Sovereign Loan Participations - 0.2%
Moody's Ratings (unaudited)		Principal Amount
Algerian Republic loan participation:
Series 1 - Deutsche Bank 5.8125% 9/4/06 (j)	-	$ 75,000	68,625
Series 1 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 5.8125% 9/4/06 (j)	-	122,016	111,645
Series 1 - Salomon Brothers 5.8125% 9/4/06 (j)	-	125,000	114,375
Series 1 - The Chase Manhattan Bank 5.8125% 9/4/06 (j)	-	110,000	100,650
Series 3 - Credit Suisse First Boston 5.8125% 3/4/10 (j)	-	290,000	250,125
Series 3 - Deutsche Bank 5.8125% 3/4/10 (j)	-	50,000	43,125
Series 3 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 5.8125% 3/4/10 (j)	-	127,061	109,590
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $780,205)			798,135
Money Market Funds - 7.1%
Shares
Fidelity Cash Central Fund, 1.94% (c) (Cost $33,387,096)	33,387,096	33,387,096
Purchased Options - 0.0%
Expiration Date/Strike Price	Underlying Face Amount	Value (Note 1)
Purchased Options - 0.0%
Salomon Brothers International, Ltd. Call Option on $3,500,000 notional amount of Brazilian Federative Republic Brady capitalization bond 8% 4/15/14 (Cost $102,576)	March 2002/$76.25	$ 2,690,625	$ 99,129
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $479,939,271)	474,005,204
NET OTHER ASSETS - (1.0)%	(4,861,105)
NET ASSETS - 100%	$ 469,144,099
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
CAD	-	Canadian dollar
DEM	-	German deutsche mark
EUR	-	European Monetary Unit
FRF	-	French franc
GBP	-	British pound
JPY	-	Japanese yen
PLN	-	Polish zloty (new)
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(h) Security exempt from registration
under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $21,939,896 or 4.7% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(l) Quantity represents share amount.
(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind	2/23/98 - 12/31/01	$ 750,841
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	37.4%	AAA, AA, A	35.3%
Baa	7.5%	BBB	4.9%
Ba	15.8%	BB	15.9%
B	25.8%	B	27.6%
Caa	2.9%	CCC	2.3%
Ca, C	0.4%	CC, C	0.0%
		D	0.3%
The percentage not rated by Moody's or S&P amounted to 0.8%. FMR has determined that unrated debt securities that are lower quality account for 0.8% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	70.6%
Germany	4.7
Canada	3.4
Mexico	3.1
Russia	2.7
Brazil	2.5
United Kingdom	2.3
Netherlands	1.2
Italy	1.1
France	1.1
Others (individually less than 1%)	7.3
100.0%
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $798,135 or 0.2% of net assets.

Purchases and sales of securities,
other than short-term securities, aggregated $586,592,530 and $467,491,838, respectively, of which long-term U.S. government and government agency obligations aggregated $206,174,041 and $187,138,881, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $126 for the period.

The fund invested in securities that are
not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $648,644 or 0.1%
of net assets.

Income Tax Information

At December 31, 2001, the aggregate
cost of investment securities for income
tax purposes was $479,705,215. Net unrealized depreciation aggregated $5,700,011, of which $14,846,008 related to appreciated investment securities and $20,546,019 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $22,835,000 of which $10,864,000, $4,074,000 and $7,897,000 will expire on December 31, 2007, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2001
Assets
Investment in securities, at value (cost $479,939,271) - See accompanying schedule		$ 474,005,204
Cash		395,933
Foreign currency held at value (cost $1,194)		1,186
Receivable for investments sold		520,561
Receivable for fund shares sold		1,225,823
Dividends receivable		81,731
Interest receivable		8,826,906
Other receivables		1,114
Total assets		485,058,458
Liabilities
Payable for investments purchased Regular delivery	$ 956,694
Delayed delivery	12,614,333
Payable for fund shares redeemed	1,223,965
Distributions payable	535,992
Accrued management fee	222,811
Distribution fees payable	173,554
Other payables and accrued expenses	187,010
Total liabilities		15,914,359
Net Assets		$ 469,144,099
Net Assets consist of:
Paid in capital		$ 498,277,914
Undistributed net investment income		3,458,933
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(26,620,018)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,972,730)
Net Assets		$ 469,144,099

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2001
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($33,271,411 ÷ 3,290,733 shares)	$10.11
Maximum offering price per share (100/95.25 of $10.11)	$10.61
Class T: Net Asset Value and redemption price per share ($238,033,862 ÷ 23,553,360 shares)	$10.11
Maximum offering price per share (100/96.50 of $10.11)	$10.48
Class B: Net Asset Value and offering price per share ($115,957,473 ÷ 11,453,294 shares) A	$10.12
Class C: Net Asset Value and offering price per share ($40,036,174 ÷ 3,964,734 shares) A	$10.10
Institutional Class: Net Asset Value, offering price and redemption price per share ($41,845,179 ÷ 4,115,598 shares)	$10.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

	Year ended December 31, 2001
Investment Income Dividends		$ 1,251,591
Interest		32,395,124
Total income		33,646,715
Expenses
Management fee	$ 2,360,842
Transfer agent fees	769,852
Distribution fees	1,885,094
Accounting fees and expenses	250,702
Non-interested trustees' compensation	1,366
Custodian fees and expenses	69,655
Registration fees	124,746
Audit	33,721
Legal	7,089
Miscellaneous	67,876
Total expenses before reductions	5,570,943
Expense reductions	(7,257)	5,563,686
Net investment income		28,083,029
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(10,471,650)
Foreign currency transactions	105,514	(10,366,136)
Change in net unrealized appreciation (depreciation) on:
Investment securities	5,351,096
Assets and liabilities in foreign currencies	(182,107)	5,168,989
Net gain (loss)		(5,197,147)
Net increase (decrease) in net assets resulting from operations		$ 22,885,882

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2001	Year ended December 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 28,083,029	$ 23,927,507
Net realized gain (loss)	(10,366,136)	(5,382,084)
Change in net unrealized appreciation (depreciation)	5,168,989	(8,063,533)
Net increase (decrease) in net assets resulting from operations	22,885,882	10,481,890
Distributions to shareholders from net investment income	(25,101,987)	(21,254,109)
Share transactions - net increase (decrease)	128,371,992	43,937,464
Total increase (decrease) in net assets	126,155,887	33,165,245
Net Assets
Beginning of period	342,988,212	309,822,967
End of period (including undistributed net investment income of $3,458,933 and $2,595,082, respectively)	$ 469,144,099	$ 342,988,212

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

Years ended December 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 10.120	$ 10.470	$ 10.560	$ 11.090	$ 11.250
Income from Investment Operations
Net investment income C	.730 E	.793	.775	.771	.802
Net realized and unrealized gain (loss)	(.081) E	(.434)	(.152)	(.512)	.198
Total from investment operations	.649	.359	.623	.259	1.000
Less Distributions
From net investment income	(.659)	(.709)	(.713)	(.729)	(.790)
From net realized gain	-	-	-	-	(.370)
In excess of net realized gain	-	-	-	(.060)	-
Total distributions	(.659)	(.709)	(.713)	(.789)	(1.160)
Net asset value, end of period	$ 10.110	$ 10.120	$ 10.470	$ 10.560	$ 11.090
Total Return A, B	6.53%	3.58%	6.12%	2.38%	9.24%
Ratios to Average Net Assets D
Expenses before expense reductions	1.07%	1.08%	1.08%	1.23%	2.88%
Expenses net of voluntary waivers, if any	1.07%	1.08%	1.08%	1.23%	1.25%
Expenses net of all reductions	1.07%	1.08%	1.07%	1.22%	1.24%
Net investment income	7.18% E	7.76%	7.44%	7.22%	7.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,271	$ 17,948	$ 12,800	$ 9,596	$ 3,379
Portfolio turnover rate	120%	99%	146%	150%	140%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.003 and decrease net realized and unrealized gain (loss) per share by $.003. Without this change the ratio of net investment income to average net assets would have been 7.15%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 10.110	$ 10.470	$ 10.550	$ 11.090	$ 11.250
Income from Investment Operations
Net investment income C	.725 E	.788	.772	.781	.814
Net realized and unrealized gain (loss)	(.074) E	(.445)	(.147)	(.535)	.194
Total from investment operations	.651	.343	.625	.246	1.008
Less Distributions
From net investment income	(.651)	(.703)	(.705)	(.726)	(.798)
From net realized gain	-	-	-	-	(.370)
In excess of net realized gain	-	-	-	(.060)	-
Total distributions	(.651)	(.703)	(.705)	(.786)	(1.168)
Net asset value, end of period	$ 10.110	$ 10.110	$ 10.470	$ 10.550	$ 11.090
Total Return A, B	6.55%	3.42%	6.15%	2.26%	9.33%
Ratios to Average Net Assets D
Expenses before expense reductions	1.15%	1.14%	1.13%	1.18%	1.20%
Expenses net of voluntary waivers, if any	1.15%	1.14%	1.13%	1.18%	1.20%
Expenses net of all reductions	1.15%	1.14%	1.13%	1.17%	1.19%
Net investment income	7.10% E	7.70%	7.38%	7.25%	7.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 238,034	$ 206,972	$ 190,335	$ 189,755	$ 119,204
Portfolio turnover rate	120%	99%	146%	150%	140%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.003 and decrease net realized and unrealized gain (loss) per share by $.003. Without this change the ratio of net investment income to average net assets would have been 7.07%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 10.130	$ 10.490	$ 10.570	$ 11.100	$ 11.260
Income from Investment Operations
Net investment income C	.658 E	.722	.703	.713	.740
Net realized and unrealized gain (loss)	(.085) E	(.447)	(.146)	(.529)	.194
Total from investment operations	.573	.275	.557	.184	.934
Less Distributions
From net investment income	(.583)	(.635)	(.637)	(.654)	(.724)
From net realized gain	-	-	-	-	(.370)
In excess of net realized gain	-	-	-	(.060)	-
Total distributions	(.583)	(.635)	(.637)	(.714)	(1.094)
Net asset value, end of period	$ 10.120	$ 10.130	$ 10.490	$ 10.570	$ 11.100
Total Return A, B	5.74%	2.73%	5.45%	1.69%	8.60%
Ratios to Average Net Assets D
Expenses before expense reductions	1.81%	1.80%	1.78%	1.83%	1.86%
Expenses net of voluntary waivers, if any	1.81%	1.80%	1.78%	1.83%	1.86%
Expenses net of all reductions	1.81%	1.80%	1.78%	1.83%	1.85%
Net investment income	6.44% E	7.04%	6.73%	6.56%	6.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 115,957	$ 87,879	$ 86,116	$ 72,773	$ 54,562
Portfolio turnover rate	120%	99%	146%	150%	140%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.003 and decrease net realized and unrealized gain (loss) per share by $.003. Without this change the ratio of net investment income to average net assets would have been 6.41%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.110	$ 10.460	$ 10.550	$ 11.080	$ 11.400
Income from Investment Operations
Net investment income E	.647 H	.707	.687	.672	.105
Net realized and unrealized gain (loss)	(.082) H	(.432)	(.151)	(.517)	.037
Total from investment operations	.565	.275	.536	.155	.142
Less Distributions
From net investment income	(.575)	(.625)	(.626)	(.625)	(.152)
From net realized gain	-	-	-	-	(.310)
In excess of net realized gain	-	-	-	(.060)	-
Total distributions	(.575)	(.625)	(.626)	(.685)	(.462)
Net asset value, end of period	$ 10.100	$ 10.110	$ 10.460	$ 10.550	$ 11.080
Total Return B, C, D	5.67%	2.74%	5.25%	1.42%	1.27%
Ratios to Average Net Assets G
Expenses before expense reductions	1.89%	1.91%	1.91%	2.13%	16.12% A
Expenses net of voluntary waivers, if any	1.89%	1.91%	1.91%	2.07%	2.10% A
Expenses net of all reductions	1.89%	1.90%	1.90%	2.07%	2.10% A
Net investment income	6.35% H	6.94%	6.61%	6.37%	6.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,036	$ 25,891	$ 16,927	$ 11,248	$ 659
Portfolio turnover rate	120%	99%	146%	150%	140%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.003 and decrease net realized and unrealized gain (loss) per share by $.003. Without this change the ratio of net investment income to average net assets would have been 6.32%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 10.180	$ 10.530	$ 10.610	$ 11.140	$ 11.300
Income from Investment Operations
Net investment income B	.725 D	.816	.799	.805	.830
Net realized and unrealized gain (loss)	(.059) D	(.437)	(.150)	(.533)	.186
Total from investment operations	.666	.379	.649	.272	1.016
Less Distributions
From net investment income	(.676)	(.729)	(.729)	(.742)	(.806)
From net realized gain	-	-	-	-	(.370)
In excess of net realized gain	-	-	-	(.060)	-
Total distributions	(.676)	(.729)	(.729)	(.802)	(1.176)
Net asset value, end of period	$ 10.170	$ 10.180	$ 10.530	$ 10.610	$ 11.140
Total Return A	6.67%	3.76%	6.35%	2.49%	9.36%
Ratios to Average Net Assets C
Expenses before expense reductions	.94%	.90%	.93%	1.07%	1.21%
Expenses net of voluntary waivers, if any	.94%	.90%	.93%	1.07%	1.10%
Expenses net of all reductions	.94%	.90%	.93%	1.07%	1.09%
Net investment income	7.31% D	7.95%	7.58%	7.29%	7.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,845	$ 4,298	$ 3,645	$ 4,636	$ 6,289
Portfolio turnover rate	120%	99%	146%	150%	140%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.003 and decrease net realized and unrealized gain (loss) per share by $.003. Without this change the ratio of net investment income to average net assets would have been 7.28%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2001

1. Significant Accounting Policies.

Fidelity Advisor Strategic Income Fund(the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Annual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for options transactions, foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

As of December 31, 2001, undistributed net income and accumulated loss on a tax basis were as follows:

Undistributed ordinary income	$ 150,806
Capital loss carryforward	$ (22,834,924)

The tax character of distributions paid during the year was as follows:

	Ordinary Income	Long-Term Capital Gains
Class A	$ 1,682,963	$ -
Class T	14,577,073	-
Class B	5,881,042	-
Class C	1,923,438	-
Institutional Class	1,037,471	-
	$ 25,101,987	$ -

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $283,686 decrease to the cost of securities held and a corresponding decrease to accumulated net undistributed realized gain (loss), based on securities held by the fund on January 1, 2001.

The effect of this change during the period, was to increase net investment income by $119,230; decrease net unrealized appreciation/depreciation by $98,899; and decrease net realized gain (loss) by $20,331. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the

Annual Report

2. Operating Policies - continued

Options - continued

contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include stand by financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets.In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 39,166	$ 48
Class T	0%	.25%	572,819	3,557
Class B	.65%	.25%	930,729	672,193
Class C	.75%	.25%	342,380	138,903
			$ 1,885,094	$ 814,701

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 98,314	$ 39,086
Class T	118,679	43,797
Class B	277,981	277,981*
Class C	7,942	7,942*
	$ 502,916	$ 368,806

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 53,199.20
Class T	421,566.18
Class B	199,164.19
Class C	61,576.18
Institutional Class	34,347.22
	$ 769,852

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $74,207 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $7,257.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended December 31,
	2001	2000
From net investment income
Class A	$ 1,682,963	$ 1,037,205
Class T	14,577,073	13,393,579
Class B	5,881,042	5,288,786
Class C	1,923,438	1,260,642
Institutional Class	1,037,471	273,897
Total	$ 25,101,987	$ 21,254,109

Annual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended December 31,	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2001	2000	2001	2000

Class A Shares sold	2,258,438	1,139,950	$ 23,127,120	$ 11,674,899
Reinvestment of distributions	126,791	80,014	1,295,621	817,264
Shares redeemed	(867,919)	(668,597)	(8,871,095)	(6,866,701)
Net increase (decrease)	1,517,310	551,367	$ 15,551,646	$ 5,625,462
Class T Shares sold	10,514,855	8,304,443	$ 107,800,636	$ 84,942,531
Reinvestment of distributions	1,206,880	1,108,817	12,342,654	11,325,674
Shares redeemed	(8,631,545)	(7,130,337)	(88,386,065)	(73,083,892)
Net increase (decrease)	3,090,190	2,282,923	$ 31,757,225	$ 23,184,313
Class B Shares sold	4,944,859	2,412,667	$ 50,745,877	$ 24,764,959
Reinvestment of distributions	382,899	352,818	3,921,852	3,610,193
Shares redeemed	(2,546,575)	(2,304,516)	(26,091,323)	(23,665,554)
Net increase (decrease)	2,781,183	460,969	$ 28,576,406	$ 4,709,598
Class C Shares sold	2,208,137	1,526,500	$ 22,638,089	$ 15,610,292
Reinvestment of distributions	138,654	94,099	1,416,119	959,476
Shares redeemed	(943,286)	(676,914)	(9,631,107)	(6,943,242)
Net increase (decrease)	1,403,505	943,685	$ 14,423,101	$ 9,626,526
Institutional Class Shares sold	4,488,876	190,523	$ 46,146,722	$ 1,972,051
Reinvestment of distributions	93,911	21,321	961,368	219,051
Shares redeemed	(889,542)	(135,659)	(9,044,476)	(1,399,537)
Net increase (decrease)	3,693,245	76,185	$ 38,063,614	$ 791,565

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund, (the Fund), a fund of Fidelity Advisor Series II (the Trust), including the portfolio of investments, as of December 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund as of December 31, 2001, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 7, 2002

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy and William S. Stavropoulos, each of the Trustees oversees 262 funds advised by FMR. Mr. McCoy oversees 264 funds advised by FMR and Mr. Stavropoulos oversees 180 funds advised by FMR.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any Special Meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-888-622-3175.

Interested Trustees*:

The business address of each Trustee who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (71)**

Year of Election or Appointment: 1986

President of Advisor Strategic Income. Mr. Johnson also serves as
President of other Fidelity funds. He is Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; a Director of Fidelity Management & Research (U.K.) Inc.; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998)
and a Director (1997) of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Strategic Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (58)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with one or more of the trust, the fund's investment adviser, FMR, and the fund's distribution agent, FDC.

** Edward C. Johnson 3d, Trustee and President of the funds, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

The business address of each non-interested Trustee (that is, the Trustees other than the Interested Trustees) is Fidelity Investments, P. O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (59)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/
consulting), Chairman of the Deloitte & Touche Foundation, and a
member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of AT&T (2001), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is
a Member of the Advisory Board of the Securities Regulation Institute, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

Ralph F. Cox (69)

Year of Election or Appointment: 1991

President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Waste Management Inc. (non-hazardous waste), CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (cosmetics) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (industrial conglomerate), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., Nabisco Brands, Inc., and Standard Brands, Inc. In addition, she is a member of the Board of Directors of the Southampton Hospital in
Southampton, N.Y. (1998).

Robert M. Gates (58)

Year of Election or Appointment: 1997

Consultant, educator, and lecturer. Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001).
Previously, Mr. Gates served as a Director of LucasVarity PLC
(automotive components and diesel engines) and Dean of the
George Bush School of Government and Public Service at Texas
A&M University (1999-2001). Mr. Gates also is a Trustee of the
Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1987

Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section, a Public Governor of the National Association of Securities Dealers, Inc. (1996), and of the American Stock Exchange (2001), a Director and former Chairman of the Board of Directors of National Arts Stabilization Inc., a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, and a Director of the Yale-New Haven Health Services Corp. (1998). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (55)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999) and previously served as a Director of
ARCO Chemical Corporation and Vastar Resources, Inc. Ms. Knowles
is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of
Southern California.

Ned C. Lautenbach (57)

Year of Election or Appointment: 2000

Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation ("IBM") from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (telecommunications testing and management). He is also Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (industrial conglomerate, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (68)

Year of Election or Appointment: 1993

Chairman of the non-interested Trustees (2001), Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of IBM and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of Imation Corp. (imaging and information storage, 1997). He is also a Board member of Acterna Corporation (telecommunications testing and management, 1999).

William O. McCoy (68)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility, 1996), and Acterna Corporation (telecommunications testing and management, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University
of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (62)

Year of Election or Appointment: 2001

Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan
International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the
College of Science.

Annual Report

Executive Officers:

The business address of each executive officer is 82 Devonshire Street, Boston,
Massachusetts 02109.

Name, Age; Principal Occupation
Robert A. Lawrence (49)

Year of Election or Appointment: 2000

Vice President of Advisor Strategic Income. Mr. Lawrence serves as
Vice President of certain High Income Bond Funds (2000), Vice President of Fidelity Real Estate High Income Fund and Fidelity Real Estate High Income Fund II (1996), Vice President of certain Equity Funds (1997), and Senior Vice President of FMR Co., Inc. (2001) and FMR.

John H. Carlson (51)

Year of Election or Appointment: 1996

Vice President of Advisor Strategic Income and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Carlson managed a variety of Fidelity funds.

Kevin E. Grant (41)

Year of Election or Appointment: 1998

Vice President of Advisor Strategic Income and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Grant managed a variety of Fidelity funds.

Mark J. Notkin (37)

Year of Election or Appointment: 2001

Vice President of Advisor Strategic Income and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Notkin managed a variety of Fidelity funds.

Ian Spreadbury (47)

Year of Election or Appointment: 1999

Vice President of Advisor Strategic Income and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Spreadbury managed a variety of Fidelity funds.

Eric D. Roiter (53)

Year of Election or Appointment: 1998

Secretary of Advisor Strategic Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Secretary of Fidelity Southwest Company (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Robert A. Dwight (43)

Year of Election or Appointment: 2000

Treasurer of Advisor Strategic Income. Mr. Dwight also serves as Treasurer of other Fidelity funds (2000) and Vice President of FMR (2000). Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services (FACS). He also served as Vice President of FMR Co., Inc. (2001). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting operations for
The Boston Company.

Maria F. Dwyer (43)

Year of Election or Appointment: 2000

Deputy Treasurer of Advisor Strategic Income. She also serves as Deputy Treasurer of other Fidelity funds (2000) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

John H. Costello (55)
Year of Election or Appointment: 1986 Assistant Treasurer of Advisor Strategic Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Paul F. Maloney (52)

Year of Election or Appointment: 2001

Assistant Treasurer of Advisor Strategic Income. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

Thomas J. Simpson (43)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Strategic Income. Mr. Simpson is
Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Annual Report

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Annual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)

SII-ANN-0202 154429
1.540218.104

(Fidelity_Logo)(Registered Trademark)

Fidelity

Strategic Income
Fund - Class A, Class T, Class B and Class C

Annual Report

December 31, 2001

(2_fidelity_logos)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Independent Auditors' Report	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Some welcome news on the economic front inspired a stock market rally during the final quarter of 2001. Nonetheless, most major equity indexes still finished the year with negative returns. For investment-grade bonds, the situation was reversed. Their strong performance through the first three-quarters of 2001 was somewhat tamed late in the year as investors became more enthused about the prospects for growth in 2002.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Fidelity Advisor Strategic Income Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to that date are those of Class T, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.

Annual Report

Fidelity Advisor Strategic Income Fund - Class A

Performance - continued

Cumulative Total Returns

Periods ended December 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL A	6.53%	30.98%	80.71%
Fidelity Adv Strategic Income - CL A (incl. 4.75% sales charge)	1.47%	24.76%	72.12%
Fidelity Strategic Income Composite	3.68%	28.08%	69.40%
JP EMBI Global	1.36%	42.59%	129.37%
LB Government Bond	7.23%	42.92%	74.56%
ML High Yield Master II	4.48%	18.50%	59.13%
SSBSM Non-US Group of 7 Index- Equally Weighted Unhedged	-4.45%	2.58%	22.19%
Multi-Sector Income Funds Average	3.64%	17.73%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally you can also compare Class A's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global, the Lehman Brothers® Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Smith Barney® Non-U.S. Group of 7 Index-Equally Weighted Unhedged, weighted according to the fund's neutral mix.** To measure how Class A's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 122 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

** 40% high yield, 30% U.S. government and investment-grade, 15% emerging markets, and 15% foreign developed markets

Annual Report

Average Annual Total Returns

Periods ended December 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL A	6.53%	5.55%	8.61%
Fidelity Adv Strategic Income - CL A (incl. 4.75% sales charge)	1.47%	4.52%	7.87%
Fidelity Strategic Income Composite	3.68%	5.07%	7.63%

Average annual total returns take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.3

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Annual Report

Fidelity Advisor Strategic Income Fund - Class A

Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Strategic Income Fund - Class A on October 31, 1994, when the fund started, and the current 4.75% sales charge was paid. As the chart shows, by December 31, 2001, the value of the investment would have grown to $17,212 - a 72.12% increase on the initial investment. For comparison, look at how the Fidelity Strategic Income Composite Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,940 - a 69.40% increase. You can also look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,913 - a 59.13% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Annual Report

Total Return Components

	Years ended December 31,
	2001	2000	1999	1998	1997
Dividend returns	6.63%	6.92%	6.97%	6.59%	7.20%
Capital returns	-0.10%	-3.34%	-0.85%	-4.21%	2.04%
Total returns	6.53%	3.58%	6.12%	2.38%	9.24%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended December 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	6.26¢	32.95¢	65.94¢
Annualized dividend rate	7.26%	6.43%	6.44%
30-day annualized yield	6.31%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.15 over the past one month, $10.17 over the past six months and $10.25 over the past one year, you can compare the class' income over these three periods. The past one month dividends per share include additional nonrecurring distributions required by federal tax regulations. These distributions may not be reflected in future monthly dividends. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's 4.75% sales charge.

Annual Report

Fidelity Advisor Strategic Income Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended December 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL T	6.55%	30.78%	80.46%
Fidelity Adv Strategic Income - CL T (incl. 3.50% sales charge)	2.83%	26.20%	74.14%
Fidelity Strategic Income Composite	3.68%	28.08%	69.40%
JP EMBI Global	1.36%	42.59%	129.37%
LB Government Bond	7.23%	42.92%	74.56%
ML High Yield Master II	4.48%	18.50%	59.13%
SSB Non-US Group of 7 Index- Equally Weighted Unhedged	-4.45%	2.58%	22.19%
Multi-Sector Income Funds Average	3.64%	17.73%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally you can also compare Class T's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Smith Barney Non-U.S. Group of 7 Index-Equally Weighted Unhedged, weighted according to the fund's neutral mix.** To measure how Class T's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 122 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

** 40% high yield, 30% U.S. government and investment-grade, 15% emerging markets, and 15% foreign developed markets

Annual Report

Fidelity Advisor Strategic Income Fund - Class T

Performance - continued

Average Annual Total Returns

Periods ended December 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL T	6.55%	5.51%	8.59%
Fidelity Adv Strategic Income - CL T (incl. 3.50% sales charge)	2.83%	4.76%	8.05%
Fidelity Strategic Income Composite	3.68%	5.07%	7.63%

Average annual total returns take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.3

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Annual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class T on October 31, 1994, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by December 31, 2001, the value of the investment would have grown to $17,414 - a 74.14% increase on the initial investment. For comparison, look at how the Fidelity Strategic Income Composite Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,940 - a 69.40% increase. You can also look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,913 - a 59.13% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Annual Report

Fidelity Advisor Strategic Income Fund - Class T

Performance - continued

Total Return Components

	Years ended December 31,
	2001	2000	1999	1998	1997
Dividend returns	6.55%	6.86%	6.91%	6.56%	7.29%
Capital returns	0.00%	-3.44%	-0.76%	-4.30%	2.04%
Total returns	6.55%	3.42%	6.15%	2.26%	9.33%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended December 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	6.19¢	32.54¢	65.12¢
Annualized dividend rate	7.18%	6.35%	6.36%
30-day annualized yield	6.31%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.15 over the past one month, $10.17 over the past six months, and $10.24 over the past one year, you can compare the class' income over these three periods. The past one month dividends per share include additional nonrecurring distributions required by federal tax regulations. These distributions may not be reflected in future monthly dividends. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's 3.50% sales charge.

Annual Report

Fidelity Advisor Strategic Income Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield to measure performance. Class B shares' contingent deferred sales charge included in the past one year, five year, and life of fund total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended December 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL B	5.74%	26.51%	72.05%
Fidelity Adv Strategic Income - CL B (incl. contingent deferred sales charge)	0.74%	24.71%	72.05%
Fidelity Strategic Income Composite	3.68%	28.08%	69.40%
JP EMBI Global	1.36%	42.59%	129.37%
LB Government Bond	7.23%	42.92%	74.56%
ML High Yield Master II	4.48%	18.50%	59.13%
SSB Non-US Group of 7 Index- Equally Weighted Unhedged	-4.45%	2.58%	22.19%
Multi-Sector Income Funds Average	3.64%	17.73%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally you can also compare Class B's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Smith Barney Non-U.S. Group of 7 Index-Equally Weighted Unhedged, weighted according to the fund's neutral mix.** To measure how Class B's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 122 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

** 40% high yield, 30% U.S. government and investment-grade, 15% emerging markets, and 15% foreign developed markets

Annual Report

Fidelity Advisor Strategic Income Fund - Class B

Performance - continued

Average Annual Total Returns

Periods ended December 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL B	5.74%	4.82%	7.87%
Fidelity Adv Strategic Income - CL B (incl. contingent deferred sales charge)	0.74%	4.52%	7.87%
Fidelity Strategic Income Composite	3.68%	5.07%	7.63%

Average annual total returns take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year. 3

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Annual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class B on October 31, 1994, when the fund started. As the chart shows, by December 31, 2001, the value of the investment would have grown to $17,205 - a 72.05% increase on the initial investment. For comparison, look at how the Fidelity Strategic Income Composite Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,940 - a 69.40% increase. You can also look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,913 - a 59.13% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Annual Report

Fidelity Advisor Strategic Income Fund - Class B

Performance - continued

Total Return Components

	Years ended December 31,
	2001	2000	1999	1998	1997
Dividend returns	5.84%	6.16%	6.21%	5.89%	6.58%
Capital returns	-0.10%	-3.43%	-0.76%	-4.20%	2.02%
Total returns	5.74%	2.73%	5.45%	1.69%	8.60%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended December 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.63¢	29.16¢	58.35¢
Annualized dividend rate	6.52%	5.68%	5.69%
30-day annualized yield	5.87%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $10.17 over the past one month, $10.19 over the past six months, and $10.26 over the past one year, you can compare the class' income over these three periods. The past one month dividends per share include additional nonrecurring distributions required by federal tax regulations. These distributions may not be reflected in future monthly dividends. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

Annual Report

Fidelity Advisor Strategic Income Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee that is reflected in returns after November 3, 1997. Returns prior to November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). If Class C shares 12b-1 fee had been reflected, returns between January 1, 1996 and November 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, five year, and life of fund total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended December 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL C	5.67%	25.78%	71.05%
Fidelity Adv Strategic Income - CL C (incl. contingent deferred sales charge)	4.67%	25.78%	71.05%
Fidelity Strategic Income Composite	3.68%	28.08%	69.40%
JP EMBI Global	1.36%	42.59%	129.37%
LB Government Bond	7.23%	42.92%	74.56%
ML High Yield Master II	4.48%	18.50%	59.13%
SSB Non-US Group of 7 Index- Equally Weighted Unhedged	-4.45%	2.58%	22.19%
Multi-Sector Income Funds Average	3.64%	17.73%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on October 31, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. Additionally you can also compare Class C's returns to those of the Fidelity Strategic Income Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the J.P. Morgan Emerging Markets Bond Index Global, the Lehman Brothers Government Bond Index, the Merrill Lynch High Yield Master II Index and the Salomon Smith Barney Non-U.S. Group of 7 Index-Equally Weighted Unhedged, weighted according to the fund's neutral mix.** To measure how Class C's performance stacked up against its peers, you can compare it to the multi-sector income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 122 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

* Not available

** 40% high yield, 30% U.S. government and investment-grade, 15% emerging markets, and 15% foreign developed markets

Annual Report

Fidelity Advisor Strategic Income Fund - Class C

Performance - continued

Average Annual Total Returns

Periods ended December 31, 2001	Past 1 year	Past 5 years	Life of fund
Fidelity Adv Strategic Income - CL C	5.67%	4.69%	7.78%
Fidelity Adv Strategic Income - CL C (incl. contingent deferred sales charge)	4.67%	4.69%	7.78%
Fidelity Strategic Income Composite	3.68%	5.07%	7.63%

Average annual total returns take Class C's cumulative return and show you what would have happened if Class C had performed at a constant rate each year. 3

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. If you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Annual Report

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Strategic Income Fund - Class C on October 31, 1994, when the fund started. As the chart shows, by December 31, 2001, the value of the investment, would have grown to $17,105 - a 71.05% increase on the initial investment. For comparison, look at how the Fidelity Strategic Income Composite Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $16,940 - a 69.40% increase. You can also look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,913 - a 59.13% increase.

The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Annual Report

Fidelity Advisor Strategic Income Fund - Class C

Performance - continued

Total Return Components

	Years ended December 31,				November 3, 1997 (commencement of sale of Class C shares) to December 31,
	2001	2000	1999	1998	1997
Dividend returns	5.77%	6.09%	6.10%	5.63%	1.36%
Capital returns	-0.10%	-3.35%	-0.85%	-4.21%	-0.09%
Total returns	5.67%	2.74%	5.25%	1.42%	1.27%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effect of sales charges.

Dividends and Yield

Periods ended December 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.56¢	28.75¢	57.48¢
Annualized dividend rate	6.46%	5.61%	5.62%
30-day annualized yield	5.81%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number based on an average share price of $10.14 over the past one month, $10.16 over the past six months, and $10.23 over the past one year, you can compare the class' income over these three periods. The past one month dividends per share include additional nonrecurring distributions required by federal tax regulations. These distributions may not be reflected in future monthly dividends. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

It was a challenging year for foreign developed-nation bonds, as the Salomon Smith Barney® Non-U.S. Dollar World Government Bond Index - a market-value-weighted index designed to represent the performance of 16 world government bond markets, excluding the United States - declined 3.54% for the 12-month period ending December 31, 2001. A slowing economy and eventual recession in the United States, exacerbated by the September 11 terrorist attacks, contributed to slower economic growth worldwide. The continued strength of the U.S. dollar also muted international bond performance on a relative basis. In emerging markets, every country but one in the J.P. Morgan Emerging Markets Bond Index Global had a positive return, but the benchmark gained only 1.36% due to a host of problems in Argentina, one of the index's largest components on average during the year. Plagued by its long-running economic recession, a potential currency devaluation and rising debt obligations, Argentina's president resigned and the government was forced into default. On a more positive note, high-yield debt rebounded in the fourth quarter of 2001, posting its best quarterly performance since the second quarter of 1995. Health care and energy were among the best-performing high-yield sectors. Meanwhile, U.S. government bonds also had a solid 12 months, as the Lehman Brothers® Government Bond Index - a benchmark for U.S. government securities with maturities of one year or more - advanced 7.23%.

(Portfolio Manager photograph)
An interview with William Eigen, Lead Portfolio Manager of Fidelity Advisor Strategic Income Fund

Q. How did the fund perform, Bill?

A. The fund performed well on both an absolute and relative basis. For the 12 months ending December 31, 2001, the fund's Institutional Class shares returned 6.67%. The Fidelity Strategic Income Composite Index returned 3.68%, while the multi-sector income funds average, as tracked by Lipper Inc., returned 3.64% for the same time period.

Q. How did the fund achieve its outperformance of the index and its peer group average?

A. There were two factors that led to the outperformance. First, three out of the fund's four subportfolios outperformed their respective benchmarks. Second, we received an additional benefit from small asset allocation shifts made in the second half of the year, which I discuss later in the report.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What factors influenced performance in the U.S. government bond subportfolio?

A. This subportfolio - managed by Kevin Grant - acts as the liquidity "anchor" for the fund. It was invested in high-quality U.S. government securities throughout the year, which posted solid returns. However, it did modestly underperform its benchmark. Nearly all of the underperformance can be accounted for by cash held in the subportfolio and extreme liquidity-driven flows into and out of the portfolio, which had the effect of shortening duration - or sensitivity to interest rate movements - during a period when rates fell and returns surged.

Q. How did the high-yield subportfolio achieve its outperformance?

A. The high-yield component of the fund - managed by Mark Notkin - was the largest contributor to performance, driven in large part by favorable sector and security selection. In particular, the fund's lack of exposure to some of the index's biggest detractors in telecommunications and technology proved beneficial. The subportfolio benefited from its exposure to several top performers. Voice-Stream, a national wireless operator, added value as Deutsche Telecom followed through on its buyout offer. Securities of Telemundo Communications Group, a Spanish-language television network, surged after its purchase by General Electric was announced. EchoStar, a provider of direct broadcast satellite services, benefited as a result of increased subscribers, higher revenues and improved gross margins. Performance was dampened somewhat by digital wireless provider Nextel Communications, which declined along with the market, and by SpectraSite Holdings, a wireless communications tower operator, which suffered as investor attitudes toward highly levered companies waned.

Q. What about the non-U.S. developed country subportfolio?

A. Although it posted a negative return for the one-year period, the subportfolio - managed by Ian Spreadbury - outperformed its benchmark. The bulk of the subportfolio was invested in Germany and the United Kingdom. The continued evolution and broader acceptance of the euro sparked a bit of a rally in these markets relative to the U.S. dollar during the fourth quarter, which added some value. We also benefited from strong exposure to high-quality government and corporate issues, which performed well in a rather stagnant economic environment. Ian maintained an underweighted position in Japan as its economy remained firmly in recession and interest rates stayed at low levels. In Canada, Ian held a neutral position and invested primarily in government issues.

Q. How did the emerging-markets debt subportfolio outperform its benchmark?

A. The subportfolio - managed by John Carlson - contributed to the fund's performance largely as a result of positive country selection. John's underweighted position in Argentina was a key contributor as the country's political and economic woes escalated during the year, culminating in a change in leadership and debt default in the fourth quarter. Favorable positioning in Russia also added to performance as it continued to implement structural reforms, build up international reserves and move closer to a resolution on Soviet-era debt. The country further benefited from increased oil exports as it ramped up production and increased market share. The subportfolio had little to no exposure in South Korea, Malaysia and China, which detracted from performance. These investment-grade securities benefited from strong demand as the interest rates on U.S. Treasuries fell and investors sought out high-quality credits.

Annual Report

Q. What was your investment strategy as lead manager?

A. In terms of asset allocation between the subportfolios, I was fairly conservative through the late summer. I kept high-yield at a modest underweight, while slightly overweighting U.S. government bonds and developed-markets securities. I also kept emerging markets at an underweight late in the year since I was concerned about the situation in Argentina and possible carry-over effects to other markets. Another successful strategy was overweighting the developed-markets subportfolio in late summer - just as the U.S. dollar's strength against the yen and euro was about to correct - after which I brought the subportfolio to a neutral weighting. In addition, I began overweighting high-yield bonds at the expense of U.S. government securities in late September. This boosted our performance since high-yield prices firmed and market activity picked up toward the end of the year.

Q. Bill, what's your outlook?

A. I'm constructive on the high-yield market and continued to overweight that subportfolio as the period ended. I think fundamentals in this market are showing signs of improving - a trend that could hasten if domestic economic growth picks up from here. By contrast, I've underweighted the U.S. government subportfolio relative to the benchmark since I think the worst of the economic contraction is probably behind us, and the sector's outperformance during the past two years seems poised to change. I've also underweighted the non-U.S. developed country subportfolio. Despite the continued global economic slump, which could lead to rising bond prices abroad, any positive local market returns could be reduced by the persistent strength of the U.S. dollar. Lastly, I've underweighted the emerging-markets subportfolio. Given the rather extreme situation in Argentina and uncertainties unfolding in Latin America, I'm content to sit on the sidelines and wait for tangible signs of improvement in fundamentals and valuations prior to building positions.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fund Talk: The Manager's Overview - continued

Note to shareholders: During the period, the developed-country debt portion of the Fidelity Strategic Income Composite Index changed from the Salomon Smith Barney Non-U.S. World Government Bond Index to the Salomon Smith Barney Non-U.S. Group of 7 Index Equally Weighted Unhedged.

Fund Facts

Goal: a high level of current income by investing primarily in debt securities; as a secondary objective, the fund may seek capital appreciation

Start date: October 31, 1994

Size: as of December 31, 2001, more than $469 million

Manager: William Eigen, since June 2001; director, Fidelity Asset Allocation Fund Group, 1997-2001; director, Fidelity Fixed-Income and Asset Allocation Fund Analysis Group, 1994-1997; joined Fidelity in 1994

3

Bill Eigen talks about diversification and the Fidelity Advisor Strategic Income fund:

"Many investors consider their portfolios well-diversified if they allocate between equity funds with different risk characteristics and a fixed-income fund - in most cases a U.S. government fund or investment-grade bond fund. While I believe that is a reasonable investment strategy, I think there is an additional risk to consider. Traditional fixed-income funds are generally concentrated in only one area of the market. Like equities, different fixed-income asset classes offer widely varying risk/return characteristics. I think the diversification offered within Advisor Strategic Income takes advantage of all aspects of the fixed-income markets - including emerging markets, high yield, non-U.S. developed markets and U.S. government securities.

"The benefit of this type of diversification is that if one sector of the fund is experiencing negative returns, it could be offset by another sector that is performing well. The end result is a portfolio that provides competitive returns over time within a controlled volatility framework. The historical returns of the fund illustrate this concept well.

"My goal, as the lead manager, is to attempt to provide investors with as much exposure to positive absolute returns as possible. I plan to minimize underperforming assets and maximize those assets performing well by continually monitoring and adjusting the fund's investment allocations among the subportfolios. It is my belief that the diversification offered by the fund works in the best interest of investors."

Annual Report

Investment Changes

Top Five Holdings as of December 31, 2001
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	17.7	18.9
Germany Federal Republic	4.0	5.6
Freddie Mac	3.0	2.8
Canadian Government	2.7	2.6
Russian Federation	2.6	2.5
	30.0
Top Five Market Sectors as of December 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	17.2	16.0
Telecommunication Services	5.6	7.5
Financials	4.6	4.5
Health Care	3.7	2.7
Industrials	3.1	2.7
Quality Diversification as of December 31, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	37.4	43.7
Baa	7.5	5.5
Ba	15.9	9.5
B	25.8	29.7
Caa, Ca, C	3.4	4.8
Not Rated	0.8	0.8

Table excludes short-term investments. Where Moody's ratings are not available, we have used
S&P® ratings. Unrated debt securities that are equivalent to Ba and below at December 31, 2001 and June 30, 2001 account for 0.8% and 0.8% respectively of the fund's investments.

Asset Allocation (% of fund's net assets)
As of December 31, 2001 *		As of June 30, 2001 **
	Corporate Bonds 43.5%		Corporate Bonds 38.8%
	U.S. Government and Government Agency Obligations 25.1%		U.S. Government and Government Agency Obligations 28.8%
	Foreign Government & Government Agency Obligations 22.2%		Foreign Government & Government Agency Obligations 25.5%
	Stocks 2.1%		Stocks 2.2%
	Other Investments 1.0%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets 6.1%		Short-Term Investments and Net Other Assets 4.3%
* Foreign investments	29.4%	** Foreign investments	30.5%

Annual Report

Investments December 31, 2001

Showing Percentage of Net Assets

Corporate Bonds - 43.5%
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Convertible Bonds - 1.8%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.5%
EchoStar Communications Corp.:
4.875% 1/1/07 (h)	Caa1		$ 600,000	$ 534,750
4.875% 1/1/07	Caa1		1,755,000	1,564,144
				2,098,894
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.6%
Renal Treatment Centers, Inc. 5.625% 7/15/06	B2		1,280,000	1,394,406
Total Renal Care Holdings 7% 5/15/09	B2		1,545,000	1,573,969
				2,968,375
INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Instruments - 0.6%
Celestica, Inc. liquid yield option note 0% 8/1/20	Ba2		2,180,000	926,064
Sanmina-SCI Corp. 0% 9/12/20	Ba3		4,670,000	1,733,504
				2,659,568
Semiconductor Equipment & Products - 0.0%
Transwitch Corp. 4.5% 9/12/05	B2		365,000	204,838
TOTAL INFORMATION TECHNOLOGY				2,864,406
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc.:
5.25% 1/15/10	B1		268,000	161,818
6% 6/1/11 (h)	B1		237,000	175,824
6% 6/1/11	B1		115,000	84,813
				422,455
TOTAL CONVERTIBLE BONDS				8,354,130
Nonconvertible Bonds - 41.7%
CONSUMER DISCRETIONARY - 16.1%
Auto Components - 0.3%
Arvin Industries, Inc. 6.75% 3/15/08	Baa3		260,000	226,200
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Lear Corp.:
7.96% 5/15/05	Ba1		$ 760,000	$ 771,400
8.11% 5/15/09	Ba1		550,000	555,500
				1,553,100
Automobiles - 0.1%
Kia Motors Corp. 9.375% 7/11/06 (h)	Ba3		315,000	329,175
Hotels, Restaurants & Leisure - 5.1%
AFC Enterprises, Inc. 10.25% 5/15/07	B2		260,000	273,000
Argosy Gaming Co. 9% 9/1/11	B2		440,000	457,600
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B2		1,160,000	1,160,000
Domino's, Inc. 10.375% 1/15/09	B3		2,630,000	2,787,800
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2		1,705,000	1,773,200
HMH Properties, Inc.:
7.875% 8/1/05	Ba3		615,000	584,250
7.875% 8/1/08	Ba3		425,000	391,000
Horseshoe Gaming LLC:
8.625% 5/15/09	B2		3,100,000	3,239,500
9.375% 6/15/07	B2		890,000	947,850
International Game Technology 8.375% 5/15/09	Ba1		520,000	546,000
ITT Corp. 7.375% 11/15/15	Ba1		720,000	615,600
KSL Recreation Group, Inc. 10.25% 5/1/07	B2		320,000	294,400
Mandalay Resort Group 9.5% 8/1/08	Ba2		160,000	167,600
MGM Mirage, Inc. 8.5% 9/15/10	Baa3		295,000	300,900
Premier Parks, Inc.:
0% 4/1/08 (f)	B3		2,675,000	2,273,750
9.25% 4/1/06	B3		480,000	486,000
9.75% 6/15/07	B3		1,110,000	1,121,100
Station Casinos, Inc. 8.375% 2/15/08	Ba3		3,500,000	3,570,000
Sun International Hotels Ltd./Sun International North America, Inc. yankee:
8.625% 12/15/07	Ba3		645,000	606,300
9% 3/15/07	Ba3		320,000	307,200
Tricon Global Restaurants, Inc. 8.875% 4/15/11	Ba1		1,920,000	2,011,200
Wheeling Island Gaming, Inc. 10.125% 12/15/09 (h)	B3		190,000	192,850
				24,107,100
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - 0.7%
Beazer Homes USA, Inc.:
8.625% 5/15/11	Ba2		$ 920,000	$ 948,750
8.875% 4/1/08	Ba2		125,000	129,219
Pulte Homes, Inc. 7.875% 8/1/11 (h)	Baa3		1,130,000	1,115,875
Ryland Group, Inc. 9.125% 6/15/11	Ba3		510,000	525,300
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind (m)	-		810,805	648,644
Sealy Mattress Co. 9.875% 12/15/07	B2		170,000	168,725
				3,536,513
Media - 9.1%
Adelphia Communications Corp.:
10.25% 11/1/06	B2		130,000	131,300
10.25% 6/15/11	B2		640,000	633,600
10.875% 10/1/10	B2		2,680,000	2,726,900
AMC Entertainment, Inc. 9.5% 2/1/11	Caa3		515,000	496,975
Callahan Nordrhein-Westfalen 0% 7/15/10 (f)	B3		420,000	96,600
Can West Media, Inc. 10.625% 5/15/11	B2		1,630,000	1,727,800
Century Communications Corp. 0% 1/15/08	B2		1,230,000	615,000
Chancellor Media Corp. 8% 11/1/08	Ba1		1,000,000	1,052,500
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (f)	B2		2,950,000	2,079,750
0% 4/1/11 (f)	B2		2,600,000	1,872,000
0% 5/15/11 (f)	B2		1,120,000	683,200
10% 4/1/09	B2		320,000	328,000
10% 5/15/11	B2		810,000	826,200
Cinemark USA, Inc. 9.625% 8/1/08	Caa2		545,000	517,750
CSC Holdings, Inc.:
7.625% 4/1/11	Ba1		4,880,000	4,806,800
9.875% 2/15/13	Ba2		500,000	537,500
9.875% 4/1/23	B1		630,000	653,625
10.5% 5/15/16	Ba2		420,000	457,800
Diamond Cable Communications PLC yankee 11.75% 12/15/05	Caa3		686,000	157,780
EchoStar DBS Corp. 9.375% 2/1/09	B1		3,470,000	3,574,100
Fox Family Worldwide, Inc. 0% 11/1/07 (f)	Baa1		1,920,000	1,910,400
Fox/Liberty Networks LLC/FLN Finance, Inc. 0% 8/15/07 (f)	Ba1		130,000	130,000
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 11.875% 9/15/07	B2		$ 801,000	$ 837,045
FrontierVision Holdings LP/FrontierVision Holdings Capital II Corp. 11.875% 9/15/07	B2		690,000	721,050
Grupo Televisa SA de CV 8% 9/13/11 (h)	Baa3		165,000	165,000
International Cabletel, Inc. 11.5% 2/1/06	Caa2		1,490,000	476,800
Lamar Media Corp.:
8.625% 9/15/07	B1		50,000	52,250
9.25% 8/15/07	B1		840,000	869,400
9.625% 12/1/06	Ba3		310,000	324,725
Livent, Inc. yankee 9.375% 10/15/04 (d)	-		300,000	45,000
Nextmedia Operating, Inc. 10.75% 7/1/11 (h)	B3		840,000	865,200
Pegasus Communications Corp. 12.5% 8/1/07	B3		1,010,000	949,400
Quebecor Media, Inc. 11.125% 7/15/11	B2		20,000	21,200
Radio One, Inc. 8.875% 7/1/11	B3		3,290,000	3,421,600
Susquehanna Media Co. 8.5% 5/15/09	B1		90,000	91,800
Telemundo Holdings, Inc. 0% 8/15/08 (f)	B3		3,895,000	3,661,300
TV Azteca SA de CV:
euro 10.5% 2/15/07 (Reg. S)	Ba3		95,000	92,388
yankee 10.5% 2/15/07	B1		130,000	126,425
Von Hoffman Corp. 13.5% 5/15/09 pay-in-kind (h)	-		900,350	720,280
Yell Finance BV:
0% 8/1/11 (f)	B2		2,220,000	1,309,800
10.75% 8/1/11	B2		1,480,000	1,583,600
				42,349,843
Multiline Retail - 0.6%
JCPenney Co., Inc.:
6% 5/1/06	Ba2		170,000	151,300
6.125% 11/15/03	Ba2		50,000	48,500
6.9% 8/15/26	Ba2		905,000	886,900
7.375% 6/15/04	Ba2		265,000	257,050
7.375% 8/15/08	Ba2		55,000	53,075
7.4% 4/1/37	Ba2		1,225,000	1,194,375
7.6% 4/1/07	Ba2		55,000	53,900
7.95% 4/1/17	Ba2		85,000	75,225
				2,720,325
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles & Apparel - 0.2%
St. John Knits International, Inc. 12.5% 7/1/09	B3		$ 75,000	$ 74,625
The William Carter Co. 10.875% 8/15/11 (h)	B3		810,000	854,550
				929,175
TOTAL CONSUMER DISCRETIONARY				75,525,231
CONSUMER STAPLES - 1.7%
Beverages - 0.1%
Cott Beverages, Inc. 8% 12/15/11 (h)	B2		450,000	441,000
Cott Corp. yankee 8.5% 5/1/07	-		170,000	174,250
				615,250
Food & Drug Retailing - 0.7%
Great Atlantic & Pacific Tea, Inc. 7.75% 4/15/07	B2		400,000	382,000
Rite Aid Corp.:
6% 10/1/03 (h)(j)	Caa2		130,000	122,525
6.125% 12/15/08 (h)	Caa2		545,000	389,675
6.875% 8/15/13	Caa2		335,000	244,550
7.125% 1/15/07	Caa2		260,000	218,400
7.625% 4/15/05	Caa2		726,000	631,620
11.25% 7/1/08	Caa2		1,320,000	1,254,000
				3,242,770
Food Products - 0.4%
Dean Foods Co.:
6.625% 5/15/09	Baa2		90,000	81,000
8.15% 8/1/07	Baa2		210,000	205,800
Del Monte Corp. 9.25% 5/15/11	B3		1,185,000	1,232,400
Gruma SA de CV yankee 7.625% 10/15/07	Ba2		140,000	132,300
Mastellone Hermanos SA yankee 11.75% 4/1/08	Ca		160,000	48,000
Smithfield Foods, Inc. 8% 10/15/09 (h)	Ba2		190,000	192,850
				1,892,350
Personal Products - 0.5%
Playtex Products, Inc. 9.375% 6/1/11	B2		885,000	933,675
Revlon Consumer Products Corp.:
8.125% 2/1/06	Caa3		580,000	385,700
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - continued
Revlon Consumer Products Corp.: - continued
9% 11/1/06	Caa3		$ 650,000	$ 435,500
12% 12/1/05 (h)	Caa1		610,000	603,900
				2,358,775
TOTAL CONSUMER STAPLES				8,109,145
ENERGY - 2.6%
Energy Equipment & Services - 0.4%
Lone Star Technologies, Inc. 9% 6/1/11	B2		450,000	371,250
Petroliam Nasional BHD (Petronas) 7.125% 10/18/06 (Reg. S)	Baa2		270,000	283,365
R&B Falcon Corp. 9.5% 12/15/08	Baa3		1,020,000	1,167,900
				1,822,515
Oil & Gas - 2.2%
Chesapeake Energy Corp.:
7.875% 3/15/04	B1		1,000,000	1,005,000
8.125% 4/1/11	B1		2,880,000	2,779,200
8.5% 3/15/12	B1		390,000	383,175
Cross Timbers Oil Co.:
8.75% 11/1/09	Ba3		665,000	699,913
9.25% 4/1/07	Ba3		345,000	363,975
Forest Oil Corp. 8% 12/15/11 (h)	Ba3		480,000	480,000
Pemex Project Funding Master Trust 8% 11/15/11 (h)	Baa2		320,000	320,800
Pennzoil-Quaker State Co.:
6.75% 4/1/09	Ba2		150,000	138,000
10% 11/1/08 (h)	Ba3		620,000	651,000
Petroleos Mexicanos 9.25% 3/30/18	Baa2		175,000	182,000
Plains Resources, Inc.:
Series B, 10.25% 3/15/06	B2		1,180,000	1,203,600
Series D, 10.25% 3/15/06	B2		1,260,000	1,285,200
Westport Resources Corp. 8.25% 11/1/11 (h)	Ba3		810,000	822,150
				10,314,013
TOTAL ENERGY				12,136,528
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - 4.6%
Banks - 1.3%
Banco Nacional de Comercio Exterior SNC 11.25% 5/30/06	Baa3		$ 115,000	$ 133,113
Banco Nacional de Desenvolvimento Economico e Social:
11.25% 9/20/05 (h)	B1		10,000	10,025
11.25% 9/20/05 (Reg. S)	B1		285,000	285,713
12.207% 6/16/08 (j)	B1		1,185,000	1,087,238
Bangkok Bank Ltd. PCL 9.025% 3/15/29 (h)	Ba2		85,000	70,125
Hanvit Bank:
12.75% 3/1/10 (h)(j)	Ba2		85,000	94,563
12.75% 3/1/10 (Reg. S) (j)	Ba2		670,000	745,375
Korea Development Bank 5.25% 11/16/06	Baa2		355,000	346,942
Kreditanstalt Fuer Wiederaufbau 3.75% 11/26/04	Aaa	EUR	3,700,000	3,274,729
				6,047,823
Diversified Financials - 2.1%
American Airlines pass thru trust 7.8% 4/1/08 (h)	Baa2		810,000	785,700
APP International Finance (Mauritius) Ltd.:
0% 7/5/03 (d)(h)	Ca		820,000	57,400
0% 7/5/03 (Reg. S) (d)	Ca		265,000	18,550
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp.:
8.875% 2/15/08	Ba3		30,000	31,125
8.875% 2/15/08 (h)	Ba3		1,360,000	1,411,000
ComEd Financing II 8.5% 1/15/27	Baa3		985,000	955,450
Companhia Petrolifera Marlim: 12.25% 9/26/08 (Reg. S)	B1		235,000	237,350
12.25% 9/26/08 (h)	B1		270,000	272,700
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3		625,000	675,000
Hollinger Participation Trust 12.125% 11/15/10 pay-in-kind (h)	B3		870,000	730,800
KFW International Finance, Inc. euro:
1% 12/20/04	Aaa	JPY	50,000,000	388,471
1.75% 3/23/10	Aaa	JPY	100,000,000	805,423
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. II 10.5% 6/15/09 (h)	B1		$ 450,000	$ 452,250
Pemex Project Funding Master Trust:
8.5% 2/15/08	Baa2		300,000	312,000
9.125% 10/13/10	Baa2		300,000	318,000
PTC International Finance BV yankee 0% 7/1/07 (f)	B2		1,375,000	1,210,000
PTC International Finance II SA yankee 11.25% 12/1/09	B2		945,000	954,450
Sealed Air Finance euro 5.625% 7/19/06	Baa3	EUR	500,000	389,472
				10,005,141
Real Estate - 1.2%
LNR Property Corp. 10.5% 1/15/09	Ba3		1,975,000	2,014,500
Meditrust Corp. 7.82% 9/10/26	Ba3		825,000	812,625
Senior Housing Properties Trust 8.625% 1/15/12	Ba2		1,010,000	1,020,100
WCI Communities, Inc. 10.625% 2/15/11	B1		1,835,000	1,890,050
				5,737,275
TOTAL FINANCIALS				21,790,239
HEALTH CARE - 2.6%
Health Care Equipment & Supplies - 0.3%
ALARIS Medical, Inc.:
0% 8/1/08 (f)	Caa2		490,000	289,100
9.75% 12/1/06	Caa1		740,000	697,450
11.625% 12/1/06 (h)	B2		350,000	378,000
Boston Scientific Corp. 6.625% 3/15/05	Baa2		250,000	253,750
				1,618,300
Health Care Providers & Services - 2.3%
Alderwoods Group, Inc.:
11% 1/2/07	-		150,000	151,125
12.25% 1/2/09	-		100,000	108,000
Columbia/HCA Healthcare Corp. 7.15% 3/30/04	Ba1		260,000	263,575
DaVita, Inc. 9.25% 4/15/11	B2		1,430,000	1,515,800
Express Scripts, Inc. 9.625% 6/15/09	Ba2		630,000	696,150
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Fountain View, Inc. 11.25% 4/15/08 (d)	-		$ 200,000	$ 102,000
HealthSouth Corp.:
8.375% 10/1/11 (h)	Ba1		720,000	735,300
8.5% 2/1/08	Ba1		270,000	278,100
10.75% 10/1/08	Ba2		330,000	360,113
Service Corp. International (SCI):
6.3% 3/15/03	B1		360,000	345,600
7.2% 6/1/06	B1		280,000	257,600
Stewart Enterprises, Inc. 10.75% 7/1/08	B2		760,000	832,200
Tenet Healthcare Corp. 8.125% 12/1/08	Ba1		1,535,000	1,634,775
Triad Hospitals, Inc. 8.75% 5/1/09	B1		1,905,000	1,981,200
Unilab Corp. 12.75% 10/1/09	B3		1,330,000	1,542,800
				10,804,338
TOTAL HEALTH CARE				12,422,638
INDUSTRIALS - 3.1%
Aerospace & Defense - 0.4%
Alliant Techsystems, Inc. 8.5% 5/15/11	B2		2,020,000	2,090,700
Airlines - 0.0%
Delta Air Lines, Inc. pass thru trust certificate 7.92% 5/18/12	A3		160,000	150,397
Commercial Services & Supplies - 1.5%
Allied Waste North America, Inc.:
7.625% 1/1/06	Ba3		1,010,000	979,700
8.5% 12/1/08 (h)	Ba3		750,000	750,000
American Color Graphics, Inc. 12.75% 8/1/05	Caa1		720,000	676,800
Browning-Ferris Industries, Inc.:
7.4% 9/15/35	Ba3		1,640,000	1,279,200
9.25% 5/1/21	Ba3		1,400,000	1,288,000
Iron Mountain, Inc.:
8.25% 7/1/11	B2		535,000	548,375
8.625% 4/1/13	B2		505,000	523,938
8.75% 9/30/09	B2		130,000	133,900
Pierce Leahy Command Co. yankee 8.125% 5/15/08	B2		195,000	199,875
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Pierce Leahy Corp. 9.125% 7/15/07	B2		$ 270,000	$ 281,475
World Color Press, Inc. 7.75% 2/15/09	Baa2		180,000	180,000
				6,841,263
Marine - 0.6%
Teekay Shipping Corp.:
8.875% 7/15/11 (h)	Ba2		740,000	758,500
8.875% 7/15/11	Ba2		1,530,000	1,568,250
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03	Ba3		150,000	123,750
10.25% 11/15/06	Ba3		150,000	113,250
				2,563,750
Road & Rail - 0.6%
Kansas City Southern Railway Co. 9.5% 10/1/08	Ba2		40,000	43,600
TFM SA de CV yankee:
0% 6/15/09 (f)	B1		2,330,000	2,085,350
10.25% 6/15/07	B1		580,000	542,300
				2,671,250
TOTAL INDUSTRIALS				14,317,360
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.6%
Crown Castle International Corp.:
9.375% 8/1/11	B3		760,000	697,300
10.75% 8/1/11	B3		740,000	725,200
SBA Communications Corp. 10.25% 2/1/09	B3		510,000	438,600
SpectraSite Holdings, Inc.:
0% 4/15/09 (f)	B3		440,000	123,200
0% 3/15/10 (f)	B3		3,380,000	743,600
12.5% 11/15/10	B3		330,000	168,300
				2,896,200
Electronic Equipment & Instruments - 0.2%
Flextronics International Ltd. yankee 9.875% 7/1/10	Ba2		720,000	759,600
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - 0.2%
Fairchild Semiconductor Corp.:
10.125% 3/15/07	B2		$ 700,000	$ 724,500
10.375% 10/1/07	B2		60,000	62,700
10.5% 2/1/09	B2		300,000	316,500
				1,103,700
TOTAL INFORMATION TECHNOLOGY				4,759,500
MATERIALS - 2.7%
Chemicals - 0.3%
Compass Minerals Group, Inc. 10% 8/15/11 (h)	B3		200,000	209,000
Huntsman Corp. 9.5% 7/1/07 (d)(h)	Ca		590,000	106,200
Huntsman ICI Chemicals LLC 10.125% 7/1/09	B2		780,000	725,400
OM Group, Inc. 9.25% 12/15/11 (h)	B3		250,000	252,500
				1,293,100
Containers & Packaging - 1.1%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11	B2		660,000	699,600
Owens-Illinois, Inc.:
7.15% 5/15/05	B3		410,000	385,400
7.35% 5/15/08	B3		170,000	152,150
7.5% 5/15/10	B3		170,000	149,600
7.8% 5/15/18	B3		70,000	57,750
7.85% 5/15/04	B3		700,000	679,000
8.1% 5/15/07	B3		340,000	306,000
Packaging Corp. of America 9.625% 4/1/09	Ba2		1,705,000	1,849,925
Riverwood International Corp. 10.625% 8/1/07	B3		645,000	670,800
				4,950,225
Metals & Mining - 1.0%
Century Aluminum Co. 11.75% 4/15/08	Ba3		65,000	67,275
Freeport-McMoRan Copper & Gold, Inc.:
7.2% 11/15/26	B3		1,140,000	1,011,750
7.5% 11/15/06	B3		220,000	159,500
Luscar Coal Ltd. 9.75% 10/15/11 (h)	Ba3		300,000	310,500
P&L Coal Holdings Corp.:
8.875% 5/15/08	Ba3		251,000	267,315
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
P&L Coal Holdings Corp.: - continued
9.625% 5/15/08	B1		$ 105,000	$ 112,613
Phelps Dodge Corp. 8.75% 6/1/11	Baa3		2,765,000	2,668,225
				4,597,178
Paper & Forest Products - 0.3%
APP China Group Ltd.:
14% 3/15/10 (d)(h)	Ca		370,000	49,950
14% 3/15/10 (Reg. S) (d)	Ca		440,000	59,400
Indah Kiat Finance Mauritius Ltd. 10% 7/1/07 (d)	Ca		255,000	48,450
Norske Skog Canada Ltd. 8.625% 6/15/11 (h)	Ba2		80,000	83,600
Stone Container Corp. 9.75% 2/1/11	B2		1,290,000	1,380,300
				1,621,700
TOTAL MATERIALS				12,462,203
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 1.1%
Alestra SA de RL de CV yankee 12.125% 5/15/06	B2		245,000	192,325
Comunicacion Celular SA 14.125% 3/1/05 (h)	B3		150,000	148,500
NTL Communications Corp.:
0% 10/1/08 (f)	B3		3,215,000	707,300
11.5% 10/1/08	B3		655,000	203,050
Philippine Long Distance Telephone Co.:
7.85% 3/6/07	Ba2		135,000	102,600
10.5% 4/15/09	Ba2		125,000	101,250
Telefonos de Mexico SA de CV 8.25% 1/26/06	Baa1		385,000	403,288
Tritel PCS, Inc.:
0% 5/15/09 (f)	B3		3,005,000	2,554,250
10.375% 1/15/11	B3		400,000	460,000
				4,872,563
Wireless Telecommunication Services - 3.5%
Echostar Broadband Corp. 10.375% 10/1/07	B1		4,535,000	4,716,400
Millicom International Cellular SA yankee 13.5% 6/1/06	Caa1		1,935,000	1,277,100
Nextel Communications, Inc.:
0% 9/15/07 (f)	B1		703,000	527,250
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc.: - continued
0% 10/31/07 (f)	B1		$ 850,000	$ 599,250
0% 2/15/08 (f)	B1		4,225,000	2,873,000
12% 11/1/08	B1		460,000	400,200
Occidente Y Caribe Celular SA yankee 14% 3/15/04	B3		140,000	137,900
Orange PLC yankee 9% 6/1/09	Baa1		1,895,000	2,027,650
PanAmSat Corp. 6% 1/15/03	Baa3		80,000	77,200
TeleCorp PCS, Inc. 0% 4/15/09 (f)	B3		305,000	266,875
VoiceStream Wireless Corp.:
0% 11/15/09 (f)	Baa1		3,366,000	2,869,515
10.375% 11/15/09	Baa1		704,000	795,520
				16,567,860
TOTAL TELECOMMUNICATION SERVICES				21,440,423
UTILITIES - 2.7%
Electric Utilities - 2.2%
AES Corp.:
7.375% 6/15/03	Ba1		430,000	408,500
8.5% 11/1/07	Ba2		1,000,000	800,000
8.75% 6/15/08	Ba1		130,000	114,400
9.375% 9/15/10	Ba1		1,725,000	1,509,375
9.5% 6/1/09	Ba1		1,595,000	1,403,600
CMS Energy Corp.:
7.5% 1/15/09	Ba3		1,220,000	1,146,800
8.375% 7/1/03	Ba3		635,000	628,650
9.875% 10/15/07	Ba3		660,000	686,400
Edison Mission Energy:
9.875% 4/15/11	Baa3		700,000	707,000
10% 8/15/08	Baa3		680,000	686,800
Mission Energy Co. 8.125% 6/15/02 (h)	Baa3		980,000	970,200
Mission Energy Holding Co. 13.5% 7/15/08	Ba2		530,000	583,000
Pacific Gas & Electric Co.:
6.75% 10/1/23	B3		230,000	220,800
7.05% 3/1/24	B3		115,000	108,675
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co.: - continued
7.875% 3/1/02	B3		$ 270,000	$ 264,600
Tenaga Nasional BHD 7.625% 4/1/11 (Reg. S)	Baa3		250,000	246,625
				10,485,425
Multi-Utilities - 0.5%
PG&E National Energy Group, Inc. 10.375% 5/16/11	Baa2		2,040,000	2,121,600
TOTAL UTILITIES				12,607,025
TOTAL NONCONVERTIBLE BONDS				195,570,292
TOTAL CORPORATE BONDS (Cost $208,814,636)				203,924,422
U.S. Government and Government Agency Obligations - 22.9%

U.S. Government Agency Obligations - 5.2%
Fannie Mae:
1.75% 3/26/08	Aaa		170,000,000	1,377,785
5.25% 6/15/06	Aaa		2,550,000	2,596,614
5.5% 5/2/06	Aa2		400,000	407,748
6.25% 2/1/11	Aa2		170,000	172,683
7.25% 1/15/10	Aaa		800,000	883,624
Federal Farm Credit Bank 6.66% 12/26/06	Aaa		1,000,000	1,074,690
Federal Home Loan Bank:
6.375% 11/14/03	Aaa		1,300,000	1,367,028
6.75% 4/5/04	Aaa		870,000	931,579
6.875% 8/15/03	Aaa		325,000	344,958
Freddie Mac:
5.875% 3/21/11	Aa2		4,590,000	4,536,205
7% 3/15/10	Aaa		5,752,000	6,258,866
7.375% 5/15/03	Aaa		2,975,000	3,162,336
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Class 1-B, 8.5% 4/1/06	Aaa		140,058	153,680
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
U.S. Government Agency Obligations - continued
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 2-E, 9.4% 5/15/02	Aaa		$ 4,079	$ 4,180
Class 3-T, 9.625% 5/15/02	Aaa		1,340	1,371
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1995-A, 6.28% 6/15/04	Aaa		600,000	626,746
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1997-A, 6.104% 7/15/03	Aaa		366,667	373,413
Private Export Funding Corp. secured 6.86% 4/30/04	Aaa		285,000	298,610
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				24,572,116
U.S. Treasury Obligations - 17.7%
U.S. Treasury Bonds:
6.625% 2/15/27	Aaa		500,000	555,935
8.75% 5/15/17	Aaa		8,940,000	11,744,925
8.875% 8/15/17	Aaa		9,625,000	12,786,235
9% 11/15/18	Aaa		2,630,000	3,559,547
11.25% 2/15/15	Aaa		1,200,000	1,841,064
U.S. Treasury Notes:
3.5% 11/15/06 (i)	Aaa		12,900,000	12,432,375
4.75% 11/15/08	Aaa		6,410,000	6,381,924
5.75% 11/30/02	Aaa		8,420,000	8,702,828
7% 7/15/06	Aaa		22,664,000	25,057,762
TOTAL U.S. TREASURY OBLIGATIONS				83,062,595
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $105,977,496)				107,634,711
U.S. Government Agency - Mortgage Securities - 2.2%

Fannie Mae - 1.3%
5.5% 5/1/11 to 6/1/14	Aaa		465,956	463,107
6% 8/1/13 to 1/1/26	Aaa		902,125	907,962
6.5% 5/1/08 to 6/1/31	Aaa		3,579,905	3,588,741
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Fannie Mae - continued
7% 9/1/25	Aaa		$ 222,721	$ 227,592
7.5% 1/1/28 to 5/1/28	Aaa		361,687	375,367
8% 7/1/26 to 12/1/27	Aaa		331,864	349,394
TOTAL FANNIE MAE				5,912,163
Freddie Mac - 0.0%
6% 12/1/07	Aaa		11,702	11,904
8.5% 3/1/20	Aaa		102,960	111,358
TOTAL FREDDIE MAC				123,262
Government National Mortgage Association - 0.9%
6% 1/15/09 to 5/15/09	Aaa		519,436	525,347
6.5% 4/15/26 to 5/15/26	Aaa		552,186	554,947
7% 9/15/25 to 10/15/28	Aaa		1,085,650	1,110,696
7% 1/1/32 (i)	Aaa		165,520	168,882
7.5% 2/15/22 to 8/15/28	Aaa		1,536,222	1,597,158
8% 9/15/26 to 12/15/26	Aaa		290,091	305,504
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION				4,262,534
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $10,041,233)				10,297,959
Foreign Government and Government Agency Obligations (k) - 22.2%

Arab Republic of Egypt:
7.625% 7/11/06	Ba1		175,000	181,125
8.75% 7/11/11 (Reg. S)	Ba1		185,000	180,375
Argentinian Republic:
BOCON 0% 4/1/07 (d)(j)	Ca		358,742	30,600
Brady:
floating rate bond 3.375% 3/31/05 (d)(j)	Ca		565,600	155,540
par L-GP 6% 3/31/23 (d)	Ca		1,315,000	565,450
Series BT07, 11.75% 5/21/03 (d)	Ca		205,000	61,500
Series BT08, 12.125% 5/21/05 (d)	Ca		190,000	60,800
7% 12/19/08 (d)(g)	Ca		1,425,000	384,750
9.75% 9/19/27 (d)	Ca		975,000	243,750
11.75% 6/15/15 (d)	Ca		114,000	30,210
12.375% 2/21/12 (d)	Ca		119,000	31,535
Bogota Distrito Capital 9.5% 12/12/06 (h)	BB		360,000	359,100
Foreign Government and Government Agency Obligations (k) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14	B1		$ 2,684,474	$ 2,063,689
debt conversion bond 5.5% 4/15/12 (j)	B1		2,775,000	1,973,719
par Z-L 6% 4/15/24	B1		801,000	546,683
8.875% 4/15/24	B1		3,095,000	2,058,175
11% 8/17/40	B1		2,040,000	1,570,800
11.25% 7/26/07	B1		745,000	710,544
12.75% 1/15/20	B1		320,000	293,200
14.5% 10/15/09	B1		775,000	827,313
Bulgarian Republic Brady:
discount A 4.5625% 7/28/24 (j)	B1		635,000	562,769
FLIRB A 4.5625% 7/28/12 (j)	B1		1,017,000	915,300
Canadian Government:
1.9% 3/23/09	Aa1	JPY	150,000,000	1,226,361
5.5% 6/1/10	Aa1	CAD	1,800,000	1,144,282
7% 12/1/06	Aa1	CAD	1,850,000	1,278,239
9% 6/1/25	Aa1	CAD	5,600,000	4,945,951
10% 5/1/02	Aa1	CAD	5,850,000	3,771,148
Central Bank of Nigeria:
Brady 6.25% 11/15/20	-		500,000	333,750
promissory note 5.092% 1/5/10	-		925,691	659,325
warrants 11/15/20 (a)(l)	-		500	0
Chilean Republic:
6.875% 4/28/09	Baa1		165,000	167,640
7.125% 1/11/12	Baa1		400,000	409,400
City of St. Petersburg Russia 9.5% 6/18/02 (Reg. S)	Caa1		235,000	239,113
Colombian Republic:
10% 1/23/12	Ba2		530,000	525,363
11.75% 2/25/20	Ba2		730,000	731,825
Dutch Government 5.5% 1/15/28	Aaa	EUR	1,500,000	1,345,985
Ecuador Republic:
5% 8/15/30 (g)(h)	Caa2		703,000	337,440
5% 8/15/30 (Reg. S) (g)	Caa2		1,740,000	835,200
12% 11/15/12 (h)	Caa2		394,000	292,545
12% 11/15/12 (Reg. S)	Caa2		1,100,000	816,750
French Government 5.25% 4/25/08	Aaa	EUR	5,500,000	5,044,505
Germany Federal Republic:
Series 134, 4.25% 2/18/05	Aaa	EUR	2,200,000	1,974,602
Series 138, 4.5% 8/18/06	Aaa	EUR	500,000	447,302
5% 8/19/05	Aaa	EUR	2,000,000	1,829,514
Foreign Government and Government Agency Obligations (k) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Germany Federal Republic: - continued
5% 2/17/06	Aaa	EUR	8,100,000	$ 7,398,409
5% 7/4/11	Aaa	EUR	2,500,000	2,228,929
5.25% 1/4/11	Aaa	EUR	2,850,000	2,589,776
5.5% 1/4/31	Aaa	EUR	1,675,000	1,513,248
6% 1/4/07	Aaa	EUR	450,000	428,635
Guatemalan Republic 10.25% 11/8/11 (h)	Ba2		300,000	317,250
Italian Republic:
3.75% 6/8/05	Aa3	JPY	460,000,000	3,901,563
6% 11/1/07	Aa3	EUR	1,000,000	949,268
6% 5/1/31	Aa3	EUR	625,000	592,847
Ivory Coast:
Brady:
FLIRB A 2% 3/29/18 (d)(g)	-	FRF	3,000,000	58,117
past due interest 2% 3/29/18 (Reg. S) (d)(j)	-		209,000	32,395
FLIRB 2% 3/30/18 (Reg. S) (d)(j)	-		490,000	72,275
Jamaican Government 11.75% 5/15/11 (h)	Ba3		155,000	160,038
Korean Republic 8.875% 4/15/08	Baa2		830,000	960,144
Malaysian Government 7.5% 7/15/11	Baa2		655,000	684,868
Oblast Nizhniy Novgorod 8.75% 4/3/05 (Reg. S)	Ca		194,338	157,414
Pakistani Republic:
10% 12/13/05 (h)	Caa1		95,000	83,600
10% 12/13/05 (Reg. S)	Caa1		95,000	83,600
Panamanian Republic:
8.875% 9/30/27	Ba1		270,000	248,400
9.625% 2/8/11	Ba1		315,000	321,300
euro Brady interest reduction bond 4.75% 7/17/14 (j)	Ba1		746,297	663,271
Peruvian Republic euro Brady FLIRB 4% 3/7/17 (j)	Ba3		580,000	411,800
Philippine Government:
8.875% 4/15/08	Ba1		290,000	290,000
9.875% 1/15/19	Ba1		1,250,000	1,190,625
10.625% 3/16/25	Ba1		1,480,000	1,454,100
Polish Government:
Brady par 3.75% 10/27/24 (g)	Baa1		230,000	167,900
0% 12/21/02	Baa1	PLN	780,000	178,932
12% 6/12/02	Baa1	PLN	850,000	214,082
Russian Federation:
5% 3/31/30 (g)(h)	Ba2		3,900,000	2,262,000
5% 3/31/30 (Reg. S) (g)	Ba2		4,260,000	2,470,800
Foreign Government and Government Agency Obligations (k) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Russian Federation: - continued
8.25% 3/31/10 (h)	Ba2		$ 552,789	$ 483,690
8.25% 3/31/10 (Reg. S)	Ba2		360,000	315,000
8.75% 7/24/05 (Reg. S)	Ba2		550,000	547,250
9% 3/25/04	Ba2	DEM	465,000	216,254
10% 6/26/07	Ba2		1,906,000	1,877,410
11% 7/24/18 (Reg. S)	Ba2		1,267,000	1,216,320
11.75% 6/10/03 (Reg. S)	Ba2		468,000	499,590
12.75% 6/24/28 (Reg. S)	Ba2		1,973,000	2,130,840
Russian Federation Ministry of Finance Series IV, 3% 5/14/03	B3		240,000	217,500
Turkish Republic:
11.75% 6/15/10	B1		543,000	533,498
11.875% 1/15/30	B1		1,425,000	1,385,813
12.375% 6/15/09	B1		320,000	324,000
Ukraine Government:
10% 3/15/07 (Reg. S)	Caa1	EUR	117,500	97,708
11% 3/15/07 (Reg. S)	Caa1		188,000	180,950
United Kingdom, Great Britain & Northern Ireland:
6.25% 11/25/10	Aaa	GBP	670,000	1,052,098
7.5% 12/7/06	Aaa	GBP	1,410,000	2,261,951
8% 12/7/15	Aaa	GBP	880,000	1,654,132
8.75% 8/25/17	Aaa	GBP	1,300,000	2,642,538
9.75% 8/27/02	Aaa	GBP	650,000	980,376
United Mexican States:
Brady:
par A 6.25% 12/31/19	Baa3		1,500,000	1,381,875
par B 6.25% 12/31/19	Baa3		710,000	654,088
value recovery rights 6/30/03 (l)	-		1,130,000	1,130
8.125% 12/30/19	Baa3		1,340,000	1,305,160
8.3% 8/15/31	Baa3		2,170,000	2,126,600
8.375% 1/14/11	Baa3		1,760,000	1,826,000
10.375% 2/17/09	Baa3		300,000	344,400
11.375% 9/15/16	Baa3		1,515,000	1,867,995
Venezuelan Republic:
oil recovery rights 4/15/20 (l)	-		4,510	0
9.25% 9/15/27	B2		1,520,000	957,600
Foreign Government and Government Agency Obligations (k) - continued
Moody's Ratings (unaudited) (b)			Principal Amount (e)	Value (Note 1)
Venezuelan Republic: - continued
euro Brady:
par W-A 6.75% 3/31/20	B2		$ 320,000	$ 233,600
par W-B 6.75% 3/31/20	B2		580,000	423,400
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $104,056,042)				103,987,519
Supranational Obligations - 0.8%

European Investment Bank euro:
0.875% 11/8/04	Aaa	JPY	100,000,000	774,037
6% 12/7/28	Aaa	GBP	300,000	485,722
6.25% 4/15/14	Aaa	GBP	750,000	1,186,676
International Bank for Reconstruction & Development 2% 2/18/08	Aaa	JPY	150,000,000	1,231,488
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $3,863,513)				3,677,923
Common Stocks - 0.0%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
NTL, Inc. warrants 10/14/08 (a)	1,586	16
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Source Media, Inc. (a)	1,676	44
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	230	81
warrants 1/15/07 (CV ratio .6) (a)	480	168
McCaw International Ltd. warrants 4/16/07 (a)(h)	1,753	0
Mpower Communications Corp. (h)	924	416
		665
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
Horizon PCS, Inc. warrants 10/1/10 (a)(h)	740	$ 29,600
Powertel, Inc. warrants 2/1/06 (a)	3,328	139,776
		169,376
TOTAL TELECOMMUNICATION SERVICES		170,041
TOTAL COMMON STOCKS (Cost $73,921)		170,101
Nonconvertible Preferred Stocks - 2.1%

CONSUMER DISCRETIONARY - 0.6%
Media - 0.6%
CSC Holdings, Inc.:
Series H, $11.75	5,183	557,173
Series M, $11.125	20,083	2,143,860
		2,701,033
FINANCIALS - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	240	228,420
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Fresenius Medical Care Capital Trust $90.00	1,010	1,043,583
Fresenius Medical Care Capital Trust II $78.75	1,260	1,281,223
		2,324,806
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Crown Castle International Corp. $127.50 pay-in-kind	447	321,840
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.4%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	2,881	1,872,650
Wireless Telecommunication Services - 0.5%
Dobson Communications Corp.:
$122.50 pay-in-kind	349	345,510
$130.00 pay-in-kind	203	200,970
Nonconvertible Preferred Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	2,445	$ 1,418,100
Series E, $111.25 pay-in-kind	1,281	614,880
		2,579,460
TOTAL TELECOMMUNICATION SERVICES		4,452,110
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $12,842,553)		10,028,209
Sovereign Loan Participations - 0.2%
Moody's Ratings (unaudited)		Principal Amount
Algerian Republic loan participation:
Series 1 - Deutsche Bank 5.8125% 9/4/06 (j)	-	$ 75,000	68,625
Series 1 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 5.8125% 9/4/06 (j)	-	122,016	111,645
Series 1 - Salomon Brothers 5.8125% 9/4/06 (j)	-	125,000	114,375
Series 1 - The Chase Manhattan Bank 5.8125% 9/4/06 (j)	-	110,000	100,650
Series 3 - Credit Suisse First Boston 5.8125% 3/4/10 (j)	-	290,000	250,125
Series 3 - Deutsche Bank 5.8125% 3/4/10 (j)	-	50,000	43,125
Series 3 - Merrill Lynch, Pierce, Fenner & Smith, Inc. 5.8125% 3/4/10 (j)	-	127,061	109,590
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $780,205)			798,135
Money Market Funds - 7.1%
Shares
Fidelity Cash Central Fund, 1.94% (c) (Cost $33,387,096)	33,387,096	33,387,096
Purchased Options - 0.0%
Expiration Date/Strike Price	Underlying Face Amount	Value (Note 1)
Purchased Options - 0.0%
Salomon Brothers International, Ltd. Call Option on $3,500,000 notional amount of Brazilian Federative Republic Brady capitalization bond 8% 4/15/14 (Cost $102,576)	March 2002/$76.25	$ 2,690,625	$ 99,129
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $479,939,271)	474,005,204
NET OTHER ASSETS - (1.0)%	(4,861,105)
NET ASSETS - 100%	$ 469,144,099
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
CAD	-	Canadian dollar
DEM	-	German deutsche mark
EUR	-	European Monetary Unit
FRF	-	French franc
GBP	-	British pound
JPY	-	Japanese yen
PLN	-	Polish zloty (new)
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(h) Security exempt from registration
under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $21,939,896 or 4.7% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(l) Quantity represents share amount.
(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind	2/23/98 - 12/31/01	$ 750,841
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	37.4%	AAA, AA, A	35.3%
Baa	7.5%	BBB	4.9%
Ba	15.8%	BB	15.9%
B	25.8%	B	27.6%
Caa	2.9%	CCC	2.3%
Ca, C	0.4%	CC, C	0.0%
		D	0.3%
The percentage not rated by Moody's or S&P amounted to 0.8%. FMR has determined that unrated debt securities that are lower quality account for 0.8% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	70.6%
Germany	4.7
Canada	3.4
Mexico	3.1
Russia	2.7
Brazil	2.5
United Kingdom	2.3
Netherlands	1.2
Italy	1.1
France	1.1
Others (individually less than 1%)	7.3
100.0%
The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $798,135 or 0.2% of net assets.

Purchases and sales of securities, other than short-term securities, aggregated $586,592,530 and $467,491,838, respectively, of which long-term U.S. government and government agency obligations aggregated $206,174,041 and $187,138,881, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $126 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $648,644 or 0.1% of net assets.

Income Tax Information

At December 31, 2001, the aggregate cost of investment securities for income tax purposes was $479,705,215. Net unrealized depreciation aggregated $5,700,011, of which $14,846,008 related to appreciated investment securities and $20,546,019 related to depreciated investment securities.

At December 31, 2001, the fund had a capital loss carryforward of approximately $22,835,000 of which $10,864,000, $4,074,000 and $7,897,000 will expire on December 31, 2007, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2001
Assets
Investment in securities, at value (cost $479,939,271) - See accompanying schedule		$ 474,005,204
Cash		395,933
Foreign currency held at value (cost $1,194)		1,186
Receivable for investments sold		520,561
Receivable for fund shares sold		1,225,823
Dividends receivable		81,731
Interest receivable		8,826,906
Other receivables		1,114
Total assets		485,058,458
Liabilities
Payable for investments purchased Regular delivery	$ 956,694
Delayed delivery	12,614,333
Payable for fund shares redeemed	1,223,965
Distributions payable	535,992
Accrued management fee	222,811
Distribution fees payable	173,554
Other payables and accrued expenses	187,010
Total liabilities		15,914,359
Net Assets		$ 469,144,099
Net Assets consist of:
Paid in capital		$ 498,277,914
Undistributed net investment income		3,458,933
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(26,620,018)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,972,730)
Net Assets		$ 469,144,099

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2001
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($33,271,411 ÷ 3,290,733 shares)	$10.11
Maximum offering price per share (100/95.25 of $10.11)	$10.61
Class T: Net Asset Value and redemption price per share ($238,033,862 ÷ 23,553,360 shares)	$10.11
Maximum offering price per share (100/96.50 of $10.11)	$10.48
Class B: Net Asset Value and offering price per share ($115,957,473 ÷ 11,453,294 shares) A	$10.12
Class C: Net Asset Value and offering price per share ($40,036,174 ÷ 3,964,734 shares) A	$10.10
Institutional Class: Net Asset Value, offering price and redemption price per share ($41,845,179 ÷ 4,115,598 shares)	$10.17

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

	Year ended December 31, 2001
Investment Income Dividends		$ 1,251,591
Interest		32,395,124
Total income		33,646,715
Expenses
Management fee	$ 2,360,842
Transfer agent fees	769,852
Distribution fees	1,885,094
Accounting fees and expenses	250,702
Non-interested trustees' compensation	1,366
Custodian fees and expenses	69,655
Registration fees	124,746
Audit	33,721
Legal	7,089
Miscellaneous	67,876
Total expenses before reductions	5,570,943
Expense reductions	(7,257)	5,563,686
Net investment income		28,083,029
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(10,471,650)
Foreign currency transactions	105,514	(10,366,136)
Change in net unrealized appreciation (depreciation) on:
Investment securities	5,351,096
Assets and liabilities in foreign currencies	(182,107)	5,168,989
Net gain (loss)		(5,197,147)
Net increase (decrease) in net assets resulting from operations		$ 22,885,882

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2001	Year ended December 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 28,083,029	$ 23,927,507
Net realized gain (loss)	(10,366,136)	(5,382,084)
Change in net unrealized appreciation (depreciation)	5,168,989	(8,063,533)
Net increase (decrease) in net assets resulting from operations	22,885,882	10,481,890
Distributions to shareholders from net investment income	(25,101,987)	(21,254,109)
Share transactions - net increase (decrease)	128,371,992	43,937,464
Total increase (decrease) in net assets	126,155,887	33,165,245
Net Assets
Beginning of period	342,988,212	309,822,967
End of period (including undistributed net investment income of $3,458,933 and $2,595,082, respectively)	$ 469,144,099	$ 342,988,212

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class A

Years ended December 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 10.120	$ 10.470	$ 10.560	$ 11.090	$ 11.250
Income from Investment Operations
Net investment income C	.730 E	.793	.775	.771	.802
Net realized and unrealized gain (loss)	(.081) E	(.434)	(.152)	(.512)	.198
Total from investment operations	.649	.359	.623	.259	1.000
Less Distributions
From net investment income	(.659)	(.709)	(.713)	(.729)	(.790)
From net realized gain	-	-	-	-	(.370)
In excess of net realized gain	-	-	-	(.060)	-
Total distributions	(.659)	(.709)	(.713)	(.789)	(1.160)
Net asset value, end of period	$ 10.110	$ 10.120	$ 10.470	$ 10.560	$ 11.090
Total Return A, B	6.53%	3.58%	6.12%	2.38%	9.24%
Ratios to Average Net Assets D
Expenses before expense reductions	1.07%	1.08%	1.08%	1.23%	2.88%
Expenses net of voluntary waivers, if any	1.07%	1.08%	1.08%	1.23%	1.25%
Expenses net of all reductions	1.07%	1.08%	1.07%	1.22%	1.24%
Net investment income	7.18% E	7.76%	7.44%	7.22%	7.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,271	$ 17,948	$ 12,800	$ 9,596	$ 3,379
Portfolio turnover rate	120%	99%	146%	150%	140%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.003 and decrease net realized and unrealized gain (loss) per share by $.003. Without this change the ratio of net investment income to average net assets would have been 7.15%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 10.110	$ 10.470	$ 10.550	$ 11.090	$ 11.250
Income from Investment Operations
Net investment income C	.725 E	.788	.772	.781	.814
Net realized and unrealized gain (loss)	(.074) E	(.445)	(.147)	(.535)	.194
Total from investment operations	.651	.343	.625	.246	1.008
Less Distributions
From net investment income	(.651)	(.703)	(.705)	(.726)	(.798)
From net realized gain	-	-	-	-	(.370)
In excess of net realized gain	-	-	-	(.060)	-
Total distributions	(.651)	(.703)	(.705)	(.786)	(1.168)
Net asset value, end of period	$ 10.110	$ 10.110	$ 10.470	$ 10.550	$ 11.090
Total Return A, B	6.55%	3.42%	6.15%	2.26%	9.33%
Ratios to Average Net Assets D
Expenses before expense reductions	1.15%	1.14%	1.13%	1.18%	1.20%
Expenses net of voluntary waivers, if any	1.15%	1.14%	1.13%	1.18%	1.20%
Expenses net of all reductions	1.15%	1.14%	1.13%	1.17%	1.19%
Net investment income	7.10% E	7.70%	7.38%	7.25%	7.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 238,034	$ 206,972	$ 190,335	$ 189,755	$ 119,204
Portfolio turnover rate	120%	99%	146%	150%	140%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.003 and decrease net realized and unrealized gain (loss) per share by $.003. Without this change the ratio of net investment income to average net assets would have been 7.07%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 10.130	$ 10.490	$ 10.570	$ 11.100	$ 11.260
Income from Investment Operations
Net investment income C	.658 E	.722	.703	.713	.740
Net realized and unrealized gain (loss)	(.085) E	(.447)	(.146)	(.529)	.194
Total from investment operations	.573	.275	.557	.184	.934
Less Distributions
From net investment income	(.583)	(.635)	(.637)	(.654)	(.724)
From net realized gain	-	-	-	-	(.370)
In excess of net realized gain	-	-	-	(.060)	-
Total distributions	(.583)	(.635)	(.637)	(.714)	(1.094)
Net asset value, end of period	$ 10.120	$ 10.130	$ 10.490	$ 10.570	$ 11.100
Total Return A, B	5.74%	2.73%	5.45%	1.69%	8.60%
Ratios to Average Net Assets D
Expenses before expense reductions	1.81%	1.80%	1.78%	1.83%	1.86%
Expenses net of voluntary waivers, if any	1.81%	1.80%	1.78%	1.83%	1.86%
Expenses net of all reductions	1.81%	1.80%	1.78%	1.83%	1.85%
Net investment income	6.44% E	7.04%	6.73%	6.56%	6.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 115,957	$ 87,879	$ 86,116	$ 72,773	$ 54,562
Portfolio turnover rate	120%	99%	146%	150%	140%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.003 and decrease net realized and unrealized gain (loss) per share by $.003. Without this change the ratio of net investment income to average net assets would have been 6.41%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2001	2000	1999	1998	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.110	$ 10.460	$ 10.550	$ 11.080	$ 11.400
Income from Investment Operations
Net investment income E	.647 H	.707	.687	.672	.105
Net realized and unrealized gain (loss)	(.082) H	(.432)	(.151)	(.517)	.037
Total from investment operations	.565	.275	.536	.155	.142
Less Distributions
From net investment income	(.575)	(.625)	(.626)	(.625)	(.152)
From net realized gain	-	-	-	-	(.310)
In excess of net realized gain	-	-	-	(.060)	-
Total distributions	(.575)	(.625)	(.626)	(.685)	(.462)
Net asset value, end of period	$ 10.100	$ 10.110	$ 10.460	$ 10.550	$ 11.080
Total Return B, C, D	5.67%	2.74%	5.25%	1.42%	1.27%
Ratios to Average Net Assets G
Expenses before expense reductions	1.89%	1.91%	1.91%	2.13%	16.12% A
Expenses net of voluntary waivers, if any	1.89%	1.91%	1.91%	2.07%	2.10% A
Expenses net of all reductions	1.89%	1.90%	1.90%	2.07%	2.10% A
Net investment income	6.35% H	6.94%	6.61%	6.37%	6.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,036	$ 25,891	$ 16,927	$ 11,248	$ 659
Portfolio turnover rate	120%	99%	146%	150%	140%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period November 3, 1997 (commencement of sale of shares) to December 31, 1997.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.003 and decrease net realized and unrealized gain (loss) per share by $.003. Without this change the ratio of net investment income to average net assets would have been 6.32%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 10.180	$ 10.530	$ 10.610	$ 11.140	$ 11.300
Income from Investment Operations
Net investment income B	.725 D	.816	.799	.805	.830
Net realized and unrealized gain (loss)	(.059) D	(.437)	(.150)	(.533)	.186
Total from investment operations	.666	.379	.649	.272	1.016
Less Distributions
From net investment income	(.676)	(.729)	(.729)	(.742)	(.806)
From net realized gain	-	-	-	-	(.370)
In excess of net realized gain	-	-	-	(.060)	-
Total distributions	(.676)	(.729)	(.729)	(.802)	(1.176)
Net asset value, end of period	$ 10.170	$ 10.180	$ 10.530	$ 10.610	$ 11.140
Total Return A	6.67%	3.76%	6.35%	2.49%	9.36%
Ratios to Average Net Assets C
Expenses before expense reductions	.94%	.90%	.93%	1.07%	1.21%
Expenses net of voluntary waivers, if any	.94%	.90%	.93%	1.07%	1.10%
Expenses net of all reductions	.94%	.90%	.93%	1.07%	1.09%
Net investment income	7.31% D	7.95%	7.58%	7.29%	7.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,845	$ 4,298	$ 3,645	$ 4,636	$ 6,289
Portfolio turnover rate	120%	99%	146%	150%	140%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income per share by $.003 and decrease net realized and unrealized gain (loss) per share by $.003. Without this change the ratio of net investment income to average net assets would have been 7.28%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2001

1. Significant Accounting Policies.

Fidelity Advisor Strategic Income Fund(the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The fund accrues such taxes as applicable. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Annual Report

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for options transactions, foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

As of December 31, 2001, undistributed net income and accumulated loss on a tax basis were as follows:

Undistributed ordinary income	$ 150,806
Capital loss carryforward	$ (22,834,924)

The tax character of distributions paid during the year was as follows:

	Ordinary Income	Long-Term Capital Gains
Class A	$ 1,682,963	$ -
Class T	14,577,073	-
Class B	5,881,042	-
Class C	1,923,438	-
Institutional Class	1,037,471	-
	$ 25,101,987	$ -

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $283,686 decrease to the cost of securities held and a corresponding decrease to accumulated net undistributed realized gain (loss), based on securities held by the fund on January 1, 2001.

The effect of this change during the period, was to increase net investment income by $119,230; decrease net unrealized appreciation/depreciation by $98,899; and decrease net realized gain (loss) by $20,331. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the

Annual Report

2. Operating Policies - continued

Options - continued

contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include stand by financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets.In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows.

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 39,166	$ 48
Class T	0%	.25%	572,819	3,557
Class B	.65%	.25%	930,729	672,193
Class C	.75%	.25%	342,380	138,903
			$ 1,885,094	$ 814,701

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 98,314	$ 39,086
Class T	118,679	43,797
Class B	277,981	277,981*
Class C	7,942	7,942*
	$ 502,916	$ 368,806

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 53,199.20
Class T	421,566.18
Class B	199,164.19
Class C	61,576.18
Institutional Class	34,347.22
	$ 769,852

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $74,207 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $7,257.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended December 31,
	2001	2000
From net investment income
Class A	$ 1,682,963	$ 1,037,205
Class T	14,577,073	13,393,579
Class B	5,881,042	5,288,786
Class C	1,923,438	1,260,642
Institutional Class	1,037,471	273,897
Total	$ 25,101,987	$ 21,254,109

Annual Report

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Year ended December 31,	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2001	2000	2001	2000

Class A Shares sold	2,258,438	1,139,950	$ 23,127,120	$ 11,674,899
Reinvestment of distributions	126,791	80,014	1,295,621	817,264
Shares redeemed	(867,919)	(668,597)	(8,871,095)	(6,866,701)
Net increase (decrease)	1,517,310	551,367	$ 15,551,646	$ 5,625,462
Class T Shares sold	10,514,855	8,304,443	$ 107,800,636	$ 84,942,531
Reinvestment of distributions	1,206,880	1,108,817	12,342,654	11,325,674
Shares redeemed	(8,631,545)	(7,130,337)	(88,386,065)	(73,083,892)
Net increase (decrease)	3,090,190	2,282,923	$ 31,757,225	$ 23,184,313
Class B Shares sold	4,944,859	2,412,667	$ 50,745,877	$ 24,764,959
Reinvestment of distributions	382,899	352,818	3,921,852	3,610,193
Shares redeemed	(2,546,575)	(2,304,516)	(26,091,323)	(23,665,554)
Net increase (decrease)	2,781,183	460,969	$ 28,576,406	$ 4,709,598
Class C Shares sold	2,208,137	1,526,500	$ 22,638,089	$ 15,610,292
Reinvestment of distributions	138,654	94,099	1,416,119	959,476
Shares redeemed	(943,286)	(676,914)	(9,631,107)	(6,943,242)
Net increase (decrease)	1,403,505	943,685	$ 14,423,101	$ 9,626,526
Institutional Class Shares sold	4,488,876	190,523	$ 46,146,722	$ 1,972,051
Reinvestment of distributions	93,911	21,321	961,368	219,051
Shares redeemed	(889,542)	(135,659)	(9,044,476)	(1,399,537)
Net increase (decrease)	3,693,245	76,185	$ 38,063,614	$ 791,565

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Strategic Income Fund, (the Fund), a fund of Fidelity Advisor Series II (the Trust), including the portfolio of investments, as of December 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Strategic Income Fund as of December 31, 2001, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 7, 2002

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy and William S. Stavropoulos, each of the Trustees oversees 262 funds advised by FMR. Mr. McCoy oversees 264 funds advised by FMR and Mr. Stavropoulos oversees 180 funds advised by FMR.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any Special Meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-888-622-3175.

Interested Trustees*:

The business address of each Trustee who is an "interested person" (as defined in the 1940 Act) is 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (71)**

Year of Election or Appointment: 1986

President of Advisor Strategic Income. Mr. Johnson also serves as
President of other Fidelity funds. He is Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; a Director of Fidelity Management & Research (U.K.) Inc.; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998)
and a Director (1997) of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Strategic Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (58)

Year of Election or Appointment: 1990

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with one or more of the trust, the fund's investment adviser, FMR, and the fund's distribution agent, FDC.

** Edward C. Johnson 3d, Trustee and President of the funds, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

The business address of each non-interested Trustee (that is, the Trustees other than the Interested Trustees) is Fidelity Investments, P. O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (59)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/
consulting), Chairman of the Deloitte & Touche Foundation, and a
member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of AT&T (2001), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is
a Member of the Advisory Board of the Securities Regulation Institute, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

Ralph F. Cox (69)

Year of Election or Appointment: 1991

President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Waste Management Inc. (non-hazardous waste), CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (cosmetics) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (industrial conglomerate), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., Nabisco Brands, Inc., and Standard Brands, Inc. In addition, she is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998).

Robert M. Gates (58)

Year of Election or Appointment: 1997

Consultant, educator, and lecturer. Mr. Gates was Director of the
Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001).
Previously, Mr. Gates served as a Director of LucasVarity PLC
(automotive components and diesel engines) and Dean of the
George Bush School of Government and Public Service at Texas
A&M University (1999-2001). Mr. Gates also is a Trustee of the
Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1987

Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section, a Public Governor of the National Association of Securities Dealers, Inc. (1996), and of the American Stock Exchange (2001), a Director and former Chairman of the Board of Directors of National Arts Stabilization Inc., a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, and a Director of the Yale-New Haven Health Services Corp. (1998). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (55)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999) and previously served as a Director of
ARCO Chemical Corporation and Vastar Resources, Inc. Ms. Knowles
is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of
Southern California.

Ned C. Lautenbach (57)

Year of Election or Appointment: 2000

Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation ("IBM") from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (telecommunications testing and management). He is also Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (industrial conglomerate, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (68)

Year of Election or Appointment: 1993

Chairman of the non-interested Trustees (2001), Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of
Vice President of IBM and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of Imation
Corp. (imaging and information storage, 1997). He is also a Board member of Acterna Corporation (telecommunications testing and management, 1999).

William O. McCoy (68)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility, 1996), and Acterna Corporation (telecommunications testing and management, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (62)

Year of Election or Appointment: 2001

Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College
of Science.

Annual Report

Executive Officers:

The business address of each executive officer is 82 Devonshire Street, Boston,
Massachusetts 02109.

Name, Age; Principal Occupation
Robert A. Lawrence (49)

Year of Election or Appointment: 2000

Vice President of Advisor Strategic Income. Mr. Lawrence serves as Vice President of certain High Income Bond Funds (2000), Vice President of Fidelity Real Estate High Income Fund and Fidelity Real Estate High Income Fund II (1996), Vice President of certain Equity Funds (1997), and Senior Vice President of FMR Co., Inc. (2001) and FMR.

John H. Carlson (51)

Year of Election or Appointment: 1996

Vice President of Advisor Strategic Income and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Carlson managed a variety of Fidelity funds.

Kevin E. Grant (41)

Year of Election or Appointment: 1998

Vice President of Advisor Strategic Income and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Grant managed a variety of Fidelity funds.

Mark J. Notkin (37)

Year of Election or Appointment: 2001

Vice President of Advisor Strategic Income and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Notkin managed a variety of Fidelity funds.

Ian Spreadbury (47)

Year of Election or Appointment: 1999

Vice President of Advisor Strategic Income and other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Spreadbury managed a variety of Fidelity funds.

Eric D. Roiter (53)

Year of Election or Appointment: 1998

Secretary of Advisor Strategic Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Secretary of Fidelity Southwest Company (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange
Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Robert A. Dwight (43)

Year of Election or Appointment: 2000

Treasurer of Advisor Strategic Income. Mr. Dwight also serves as Treasurer of other Fidelity funds (2000) and Vice President of FMR (2000). Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services (FACS). He also served as Vice President of FMR Co., Inc. (2001). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting operations for
The Boston Company.

Maria F. Dwyer (43)

Year of Election or Appointment: 2000

Deputy Treasurer of Advisor Strategic Income. She also serves as Deputy Treasurer of other Fidelity funds (2000) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

John H. Costello (55)
Year of Election or Appointment: 1986 Assistant Treasurer of Advisor Strategic Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Paul F. Maloney (52)

Year of Election or Appointment: 2001

Assistant Treasurer of Advisor Strategic Income. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

Thomas J. Simpson (43)

Year of Election or Appointment: 2000

Assistant Treasurer of Advisor Strategic Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and
Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)

SI-ANN-0202 154428
1.540220.104